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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)   (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/31
Date of reporting period: 9/30/10

*	Funds included are: Invesco Technology Sector Fund, Invesco Van Kampen Mid Cap Growth Fund, Invesco Van Kampen Small Cap Value Fund, Invesco Van Kampen Utility Fund and Invesco Van Kampen Value Opportunities Fund.

Item 1. Reports to Stockholders.

Invesco Technology Sector Fund

Semiannual Report to Shareholders ▪ September 30, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Agreements
21	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/10 to 9/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-7.59%

Class B Shares	-7.99

Class C Shares	-7.89

Class Y Shares	-7.46

S&P 500 Index▼ (Broad Market Index)	-1.40

NYSE Arca Tech 100 Index (price-only)▼ (Style-Specific Index)	4.08

Lipper Science & Technology Funds Index▼ (Peer Group Index)	1.93

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The NYSE Arca Tech 100 Index (price-only) is a price-weighted index comprised of common stocks and ADRs of technology-related companies listed on U.S. exchanges.
     The Lipper Science & Technology Funds Index is an unmanaged index considered representative of science and technology funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Technology Sector Fund

Average Annual Total Returns
As of 9/30/10, including maximum applicable sales charges

Class A Shares

Inception (7/28/97)	1.52%

10 Years	-12.15

5 Years	-2.61

1 Year	-5.29

Class B Shares

Inception (11/28/95)	2.34%

10 Years	-12.23

5 Years	-2.63

1 Year	-5.55

Class C Shares

Inception (7/28/97)	1.19%

10 Years	-12.33

5 Years	-2.24

1 Year	-1.46

Class Y Shares

Inception (7/28/97)	2.19%

10 Years	-11.47

5 Years	-1.26

1 Year	0.51
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Technology Sector Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Technology Sector Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.95%, 2.70%, 2.70% and 1.70%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco Technology Sector Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
4	Invesco Technology Sector Fund

Schedule of Investments(a)

September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.3%
Application Software–5.1%
Adobe Systems, Inc.(b)	100,700	$2,633,305

Autodesk, Inc.(b)	48,254	1,542,680

Quest Software, Inc.(b)	60,300	1,482,777

		5,658,762

Communications Equipment–17.4%
Acme Packet, Inc.(b)	34,651	1,314,659

Ciena Corp.(b)	97,959	1,525,222

Cisco Systems, Inc.(b)	101,620	2,225,478

CommScope, Inc.(b)	118,500	2,813,190

Corning, Inc.	71,065	1,299,068

Finisar Corp.(b)(c)	68,344	1,284,184

JDS Uniphase Corp.(b)	119,247	1,477,470

NICE Systems Ltd.–ADR (Israel)(b)	53,728	1,681,149

Plantronics, Inc.	24,671	833,386

Polycom, Inc.(b)	36,990	1,009,087

QUALCOMM, Inc.	52,420	2,365,191

Sycamore Networks, Inc.	13,983	453,189

Telefonaktiebolaget LM Ericsson–ADR (Sweden)	103,319	1,133,410

		19,414,683

Computer Hardware–7.3%
Apple, Inc.(b)	21,234	6,025,147

Dell, Inc.(b)	69,471	900,344

International Business Machines Corp.	8,833	1,184,859

		8,110,350

Computer Storage & Peripherals–8.8%
EMC Corp.(b)	129,539	2,630,937

NetApp, Inc.(b)	28,657	1,426,832

QLogic Corp.(b)	66,556	1,174,048

SanDisk Corp.(b)	81,900	3,001,635

Smart Technologies, Inc. (Canada)(b)	67,100	909,205

STEC, Inc.(b)(c)	49,064	610,847

		9,753,504

Data Processing & Outsourced Services–4.2%
Alliance Data Systems Corp.(b)(c)	18,800	1,226,888

Mastercard, Inc.–Class A	15,578	3,489,472

		4,716,360

Electronic Equipment & Instruments–3.3%
Veeco Instruments, Inc.(b)(c)	107,066	3,733,391

Electronic Manufacturing Services–4.1%
Flextronics International Ltd. (Singapore)(b)	277,067	1,673,485

Tyco Electronics Ltd. (Bermuda)	98,381	2,874,693

		4,548,178

Internet Software & Services–6.6%
Ariba, Inc.(b)	89,850	1,698,165

Equinix, Inc.(b)	34,200	3,500,370

GSI Commerce, Inc.(b)	46,985	1,160,529

VeriSign, Inc.(b)	30,298	961,659

		7,320,723

IT Consulting & Other Services–1.6%
Cognizant Technology Solutions Corp.–Class A(b)	27,300	1,760,031

Semiconductor Equipment–11.4%
Advanced Energy Industries, Inc.(b)	49,551	647,136

ASML Holding NV–NY Registered Shares (Netherlands)	64,157	1,907,388

Cymer, Inc.(b)	35,382	1,311,965

MEMC Electronic Materials, Inc.(b)	386,769	4,610,286

Novellus Systems, Inc.(b)	119,211	3,168,628

ON Semiconductor Corp.(b)	143,177	1,032,306

		12,677,709

Semiconductors–13.1%
Avago Technologies Ltd.(b)	68,009	1,530,882

Broadcom Corp.–Class A	51,695	1,829,486

Cirrus Logic, Inc.(b)	16,136	287,866

Intel Corp.	163,773	3,149,355

Micron Technology, Inc.(b)	308,109	2,221,466

Microsemi Corp.(b)	109,025	1,869,779

RF Micro Devices, Inc.(b)	139,665	857,543

Semtech Corp.(b)	65,386	1,320,143

Skyworks Solutions, Inc.(b)	34,776	719,168

Xilinx, Inc.	31,362	834,543

		14,620,231

Systems Software–15.2%
Check Point Software Technologies Ltd. (Israel)(b)	111,782	4,128,109

CommVault Systems, Inc.(b)	20,648	537,467

Microsoft Corp.	140,642	3,444,323

Oracle Corp.	98,947	2,656,727

Red Hat, Inc.(b)	46,325	1,899,325

Rovi Corp.(b)	51,272	2,584,622

TIBCO Software, Inc.(b)	97,419	1,728,213

		16,978,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Technology Sector Fund

	Shares	Value

Technology Distributors–1.2%
Anixter International, Inc.(b)	25,242	$1,362,816

Total Common Stocks & Other Equity Interests (Cost $103,907,723)		110,655,524

Money Market Funds–0.7%
Liquid Assets Portfolio–Institutional Class(d)	394,658	394,658

Premier Portfolio–Institutional Class(d)	394,658	394,658

Total Money Market Funds (Cost $789,316)		789,316

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.0% (Cost $104,697,039)		111,444,840

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.9%
Liquid Assets Portfolio–Institutional Class (Cost $5,408,415)(d)(e)	5,408,415	5,408,415

TOTAL INVESTMENTS–104.9% (Cost $110,105,454)		116,853,255

OTHER ASSETS LESS LIABILITIES–(4.9)%		(5,416,395)

NET ASSETS–100.0%		$111,436,860

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2010.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets
as of September 30, 2010

Information Technology	99.3%

Money Market Funds Plus Other Assets Less Liabilities	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Technology Sector Fund

Statement of Assets and Liabilities

September 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $103,907,723)*	$110,655,524

Investments in affiliated money market funds, at value and cost	6,197,731

Total investments, at value (Cost $110,105,454)	116,853,255

Foreign currencies, at value (Cost $29)	29

Receivable for:
Investments sold	1,322,979

Dividends	90

Fund shares sold	21,380

Other Assets	21,823

Total assets	118,219,556

Liabilities:
Payable for:
Investments purchased	934,971

Fund shares reacquired	302,557

Collateral upon return of securities loaned	5,408,415

Accrued fees to affiliates	66,611

Accrued other operating expenses	69,864

Trustee deferred compensation and retirement plans	278

Total liabilities	6,782,696

Net assets applicable to shares outstanding	$111,436,860

Net assets consist of:
Shares of beneficial interest	$848,293,905

Undistributed net investment income (loss)	(864,990)

Undistributed net realized gain (loss)	(742,739,856)

Unrealized appreciation	6,747,801

$111,436,860

Net Assets:
Class A	$92,539,765

Class B	$9,389,709

Class C	$9,263,953

Class Y	$243,433

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	9,761,296

Class B	1,103,050

Class C	1,088,378

Class Y	24,864

Class A:
Net asset value per share	$9.48

Maximum offering price per share,(net asset value of $9.48 divided by 94.50%)	$10.03

Class B:
Net asset value and offering price per share	$8.51

Class C:
Net asset value and offering price per share	$8.51

Class Y:
Net asset value and offering price per share	$9.79

*	At September 30, 2010, securities with an aggregate value of $5,135,703 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Technology Sector Fund

Statement of Operations

For the six months ended September 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $679)	$172,316

Dividends from affiliated money market funds	1,594

Income from securities loaned	5,711

Total investment income	179,621

Expenses:
Advisory fees	391,992

Administrative services fees	34,125

Custodian fees	18,699

Distribution fees:
Class A	119,538

Class B	57,054

Class C	48,623

Professional fees	63,502

Transfer agent fees — A, B, C and Y	262,949

Trustees’ and officers’ fees and benefits	2,344

Other	46,047

Total expenses	1,044,873

Less: Fees waived	(1,424)

Net expenses	1,043,449

Net investment income (loss)	(863,828)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(14,601,947)

Foreign currencies	194,425

(14,407,522)

Change in net unrealized appreciation (depreciation) of:
Investment securities	5,057,965

Foreign currencies	31,421

Foreign currency contracts	(364)

5,089,022

Net realized and unrealized gain (loss)	(9,318,500)

Net increase (decrease) in net assets resulting from operations	$(10,182,328)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Technology Sector Fund

Statements of Changes in Net Assets

For the six months ended September 30, 2010 and the year ended March 31, 2010
(Unaudited)

	September 30,	March 31,
	2010	2010

Operations:
Net investment income (loss)	$(863,828)	$(1,784,399)

Net realized gain (loss)	(14,407,522)	11,100,075

Change in net unrealized appreciation	5,089,022	35,661,296

Net increase (decrease) in net assets resulting from operations	(10,182,328)	44,976,972

Share transactions–net:
Class A	(5,622,263)	(6,706,103)

Class B	(3,764,071)	(12,170,321)

Class C	(845,959)	(1,614,067)

Class Y	(38,768)	(1,928)

Net increase (decrease) in net assets resulting from share transactions	(10,271,061)	(20,492,419)

Net increase (decrease) in net assets	(20,453,389)	24,484,553

Net Assets:
Beginning of year	131,890,249	107,405,696

End of year (Including undistributed net investment income (loss) of $(864,990) and $(1,162), respectively)	$111,436,860	$131,890,249

Notes to Financial Statements

September 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Technology Sector Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds), formerly AIM Sector Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Technology Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares, respectively, of the Fund throughout this report.
  The Fund’s investment objective is long-term capital appreciation.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

9        Invesco Technology Sector Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

10        Invesco Technology Sector Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Technology Sector Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.67%

Next $500 million	0.645%

Over $3 billion	0.62%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee of $146,258 to Morgan Stanley Investment Advisors Inc. (“MSIA”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Prior to the Reorganization, the Acquired Fund was sub-advised by Morgan Stanley Investment Management Limited.
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 2.00%, 2.75%, 2.75%, and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Broad of Trustees or Invesco may mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money market Portfolio — Institutional Class shares.
  For the six months ended September 30, 2010, the Adviser and MSIA waived advisory fees of $1,264 and $160, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees. Prior to the Reorganization, the Acquired Fund paid an administration fee of $17,413 to Morgan Stanley Services Company, Inc. based on an annual rate of 0.08% of Acquired Fund’s average daily net assets.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Prior to the Reorganization, the Acquired Fund paid $211,888 to Morgan Stanley Trust, which served as the Acquired Fund’s transfer agent. For the six months ended September 30, 2010, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Morgan Stanley Distributors Inc. (“MSDI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $132,322 to MSDI.
  For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to September 30, 2010, IDI advised the Fund that IDI retained $422 in front-end sales commissions from the sale of Class A shares and $0, $4,800 and $47 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. For the period April 1, 2010 to May 31, 2010, MSDI retained $1,513 in front-end sales commissions from the sale of Class A shares and $0, $2,269 and $74 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

12        Invesco Technology Sector Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$116,853,255	$—	$—	$116,853,255

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Effect of Derivative Instruments for the six months ended April 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Foreign Currency Contracts

Realized Gain
Currency risk	$—

Change in Unrealized Appreciation (Depreciation)
Currency risk	(364)

Total	$(364)

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended September 30, 2010, the Fund paid legal fees of $201 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13        Invesco Technology Sector Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of March 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2011	$670,621,776

March 31, 2012	25,113,400

March 31, 2015	19,506,592

March 31, 2017	12,866,974

Total capital loss carryforward	$728,108,742

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2010 was $223,524,737 and $235,213,643 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,090,604

Aggregate unrealized (depreciation) of investment securities	(4,136,629)

Net unrealized appreciation of investment securities	$3,953,975

Cost of investments for tax purposes is $112,899,280.

14        Invesco Technology Sector Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended September 30, 2010(a)		Year ended March 31, 2010
	Shares	Amount	Shares	Amount

Class A Shares
Sold	262,360	$2,532,450	1,170,836	$10,535,463

Conversion from Class B	147,076	1,371,270	160,626	1,442,683

Redeemed	(1,004,464)	(9,525,983)	(2,030,189)	(18,684,249)

Net increase (decrease) — Class A	(595,028)	(5,622,263)	(698,727)	(6,706,103)

Class B Shares
Sold	16,806	144,128	80,193	643,525

Conversion to Class A	(163,595)	(1,371,270)	(177,428)	(1,442,683)

Redeemed	(290,850)	(2,536,929)	(1,386,221)	(11,371,163)

Net increase (decrease) — Class B	(437,639)	(3,764,071)	(1,483,456)	(12,170,321)

Class C Shares
Sold	7,553	64,466	27,871	233,706

Redeemed	(105,804)	(910,425)	(222,148)	(1,847,773)

Net increase (decrease) — Class C	(98,251)	(845,959)	(194,277)	(1,614,067)

Class Y Shares
Sold	2,544	24,931	3,380	35,130

Redeemed	(7,145)	(63,699)	(3,679)	(37,058)

Net increase (decrease) — Class Y	(4,601)	(38,768)	(299)	(1,928)

Net increase (decrease) in share activity	(1,135,519)	$(10,271,061)	(2,376,759)	$(20,492,419)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 60% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007	2006

Selected Per Share Data:
Net asset value, beginning of period	$10.27		$7.12		$10.32		$10.42		$10.68	$9.47

Income from investment operations:
Net investment income (loss)(a)	(0.06)		(0.11)		(0.11)		(0.13)		(0.13)	(0.12)

Net realized and unrealized gain (loss)	(0.73)		3.26		(3.09)		0.03		(0.13)	1.33

Total from investment operations	(0.79)		3.15		(3.20)		(0.10)		(0.26)	1.21

Net asset value, end of period	$9.48		$10.27		$7.12		$10.32		$10.42	$10.68

Total return(b)	(7.69)%		44.24%		(31.01)%		(0.96)%		(2.43)%	12.78%

Net assets, end of period, (000’s)	$92,540		$106,337		$78,705		$94,361		$86,308	$110,847

Ratios to average net assets:
With fee waivers and/or expense reimbursements	1.65	%(c)	1.92	%(d)	2.00	%(d)	1.72	%(d)	1.80%	1.67%

Ratio of net investment income (loss) to average net assets	(1.34	)%(c)	(1.23	)%(d)	(1.32	)%(d)	(1.18	)%(d)	(1.27)%	(1.19)%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	0.00	%(e)	—	—

Supplemental Data:
Portfolio turnover(f)	190%		113%		81%		122%		100%	177%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $95,344.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

15        Invesco Technology Sector Fund

NOTE 10—Financial Highlights—(continued)

	Class B
	Six months ended
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007	2006

Selected Per Share Data:
Net asset value, beginning of period	$9.26		$6.47		$9.45		$9.61		$9.92	$8.87

Income from investment operations:
Net investment income (loss)(a)	(0.09)		(0.16)		(0.17)		(0.20)		(0.19)	(0.19)

Net realized and unrealized gain (loss)	(0.66)		2.95		(2.81)		0.04		(0.12)	1.24

Total from investment operations	(0.75)		2.79		(2.98)		(0.16)		(0.31)	1.05

Net asset value, end of period	$8.51		$9.26		$6.47		$9.45		$9.61	$9.92

Total return(b)	(8.10)%		43.12%		(31.53)%		(1.66)%		(3.13)%	11.84%

Net assets, end of period, (000’s)	$9,390		$14,261		$19,556		$81,609		$144,588	$242,405

Ratios to average net assets:
With fee waivers and/or expense reimbursements	2.40	%(c)	2.67	%(d)	2.75	%(d)	2.47	%(d)	2.55%	2.45%

Ratio of net investment income (loss) to average net assets	(2.09	)%(c)	(1.98	)%(d)	(2.07	)%(d)	(1.93	)%(d)	(2.02)%	(1.97)%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	0.00	%(e)	—	—

Supplemental data:
Portfolio turnover(f)	190%		113%		81%		122%		100%	177%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11,377.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

	Class C
	Six months ended
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007	2006

Selected Per Share Data:
Net asset value, beginning of period	$9.25		$6.46		$9.44		$9.60		$9.92	$8.86

Income from investment operations:
Net investment income (loss)(a)	(0.09)		(0.16)		(0.17)		(0.20)		(0.19)	(0.19)

Net realized and unrealized gain (loss)	(0.65)		2.95		(2.81)		0.04		(0.13)	1.25

Total from investment operations	(0.74)		2.79		(2.98)		(0.16)		(0.32)	1.06

Net asset value, end of period	$8.51		$9.25		$6.46		$9.44		$9.60	$9.92

Total return(b)	(8.00)%		43.19%		(31.57)%		(1.67)%		(3.23)%	11.96%

Net assets, end of period, (000’s)	$9,264		$10,981		$8,927		$15,835		$19,823	$30,866

Ratios to average net assets:
With fee waivers and/or expense reimbursements	2.40	%(c)	2.67	%(d)	2.75	%(d)	2.47	%(d)	2.55%	2.45%

Ratio of net investment income (loss) to average net assets	(2.09	)%(c)	(1.98	)%(d)	(2.07	)%(d)	(1.93	)%(d)	(2.02)%	(1.97)%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	0.00	%(e)	—	—

Supplemental data:
Portfolio turnover(f)	190%		113%		81%		122%		100%	177%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9,695.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

16        Invesco Technology Sector Fund

NOTE 10—Financial Highlights—(continued)

	Class Y
	Six months ended
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007	2006

Selected Per Share Data:
Net asset value, beginning of period	$10.59		$7.33		$10.60		$10.67		$10.91	$9.65

Income from investment operations:
Net investment income (loss)(a)	(0.05)		(0.09)		(0.09)		(0.11)		(0.10)	(0.10)

Net realized and unrealized gain (loss)	(0.75)		3.35		(3.18)		0.04		(0.14)	1.36

Total from investment operations	(0.80)		3.26		(3.27)		(0.07)		(0.24)	1.26

Net asset value, end of period	$9.79		$10.59		$7.33		$10.60		$10.67	$10.91

Total return(b)	(7.55)%		44.47%		(30.85)%		(0.66)%		(2.20)%	13.06%

Net assets, end of period, (000’s)	$243		$312		$218		$860		$1,809	$6,537

Ratios to average net assets:
With fee waivers and/or expense reimbursements	1.40	%(c)	1.67	%(d)	1.75	%(d)	1.47	%(d)	1.55%	1.45%

Ratio of net investment income (loss) to average net assets	(1.09	)%(c)	(0.98	)%(d)	(1.07	)%(d)	(0.93	)%(d)	(1.02)%	(0.97)%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	0.00	%(e)	—	—

Supplemental data:
Portfolio turnover(f)	190%		113%		81%		122%		100%	177%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $277.
(d)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliate”.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

NOTE 11—Subsequent Event

Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Technology Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

NOTE 12—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

17        Invesco Technology Sector Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/10)	(09/30/10)[1]	Period[2]	(09/30/10)	Period[2]	Ratio
A	$1,000.00	$924.10	$7.96	$1,016.80	$8.34	1.65%

B	1,000.00	920.10	11.55	1,013.04	12.11	2.40

C	1,000.00	921.10	11.56	1,013.04	12.11	2.40

Y	1,000.00	925.40	6.76	1,018.05	7.08	1.40

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2010 through September 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

18        Invesco Technology Sector Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Technology Sector Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Morgan Stanley retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these

19        Invesco Technology Sector Fund

services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

20        Invesco Technology Sector Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Morgan Stanley Technology Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	6,314,114	312,206	415,946	0

21        Invesco Technology Sector Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-TECH-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Mid Cap Growth Fund

Semiannual Report to Shareholders ▪ September 30, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
16	Notes to Financial Statements
23	Fund Expenses
24	Approval of Investment Advisory and Sub-Advisory Agreements
26	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/10 to 9/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.18%

Class B Shares	7.05

Class C Shares	6.81

Class R Shares	7.05

Class Y Shares	7.29

Institutional Class Shares*	7.27

Russell Midcap Growth Index▼ (Broad Market/Style-Specific Index)	2.95

▼Lipper Inc.
*Share Class incepted during reporting period. Please see page 7 for detailed explanation of Fund performance.
The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Van Kampen Mid Cap Growth Fund

Average Annual Total Returns
As of 9/30/10, including maximum applicable
sales charges

Class A Shares

Inception (12/27/95)	11.61%

10 Years	-0.31

5 Years	4.31

1 Year	11.57

Class B Shares

Inception (12/27/95)	11.63%

10 Years	-0.30

5 Years	4.65

1 Year	12.75

Class C Shares

Inception (12/27/95)	11.24%

10 Years	-0.48

5 Years	4.70

1 Year	16.19

Class R Shares

Inception (7/11/08)	4.42%

1 Year	17.79

Class Y Shares

Inception (8/12/05)	5.99%

5 Years	5.75

1 Year	18.34

Institutional Class Shares

10 Years	0.26%

5 Years	5.51

1 Year	18.15
Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Mid Cap Growth Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Mid Cap Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.33%, 2.08%, 2.08%, 1.58%, 1.08% and 0.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco Van Kampen Mid Cap Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
4	Invesco Van Kampen Mid Cap Growth Fund

Schedule of Investments

September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks–96.0%
Aerospace & Defense–1.2%
Goodrich Corp.	277,253	$20,441,864

Air Freight & Logistics–3.1%
C.H. Robinson Worldwide, Inc.	329,011	23,004,449

Expeditors International of Washington, Inc.	600,843	27,776,972

		50,781,421

Apparel, Accessories & Luxury Goods–2.3%
Coach, Inc.	583,049	25,047,785

Hanesbrands, Inc.(a)	500,247	12,936,387

		37,984,172

Apparel Retail–0.8%
American Eagle Outfitters, Inc.	931,402	13,933,774

Application Software–2.3%
Autodesk, Inc.(a)	331,700	10,604,449

Salesforce.com, Inc.(a)	144,643	16,171,087

TIBCO Software, Inc.(a)	661,902	11,742,142

		38,517,678

Asset Management & Custody Banks–1.4%
Affiliated Managers Group, Inc.(a)	294,134	22,945,393

Auto Parts & Equipment–1.5%
BorgWarner, Inc.(a)	486,350	25,591,737

Automotive Retail–1.1%
O’Reilly Automotive, Inc.(a)	354,992	18,885,574

Biotechnology–2.6%
Genzyme Corp.(a)	114,104	8,077,422

Human Genome Sciences, Inc.(a)	527,478	15,713,570

United Therapeutics Corp.(a)	347,104	19,441,295

		43,232,287

Broadcasting & Cable TV–1.6%
Discovery Communications, Inc.(a)	687,760	26,265,554

Casinos & Gaming–2.4%
Las Vegas Sands Corp.(a)	683,389	23,816,107

MGM Resorts International(a)(b)	1,453,932	16,400,353

		40,216,460

Coal & Consumable Fuels–1.1%
Alpha Natural Resources, Inc.(a)	431,137	17,741,288

Communications Equipment–0.6%
Finisar Corp.(a)(b)	514,062	9,659,225

Computer Hardware–1.6%
Teradata Corp.(a)	567,011	21,863,944

Teradyne, Inc.(a)	369,351	4,114,570

		25,978,514

Computer Storage & Peripherals–1.5%
NetApp, Inc.(a)	340,862	16,971,519

Smart Technologies, Inc. (Canada)(a)	635,010	8,604,386

		25,575,905

Construction & Engineering–1.2%
Foster Wheeler AG (Switzerland)(a)	794,108	19,423,882

Construction & Farm Machinery & Heavy Trucks–1.9%
AGCO Corp.(a)	470,458	18,352,567

Bucyrus International, Inc.	177,946	12,340,555

		30,693,122

Consumer Finance–1.4%
Discover Financial Services	1,341,075	22,369,131

Data Processing & Outsourced Services–1.5%
Alliance Data Systems Corp.(a)(b)	378,647	24,710,503

Department Stores–3.2%
Macy’s, Inc.	1,216,279	28,083,882

Nordstrom, Inc.	677,748	25,212,226

		53,296,108

Diversified Commercial & Professional Services–2.4%
Corrections Corp. of America(a)	656,008	16,190,277

IHS, Inc.(a)	349,917	23,794,356

		39,984,633

Diversified Metals & Mining–0.4%
Intrepid Potash, Inc.(a)(b)	269,894	7,036,137

Diversified Support Services–0.6%
Copart, Inc.(a)	318,485	10,500,450

Education Services–3.1%
Capella Education Co.(a)	225,018	17,465,897

New Oriental Education & Technology Group, Inc.–ADR (Cayman Islands)(a)	170,271	16,615,044

Strayer Education, Inc.	101,031	17,629,910

		51,710,851

Electrical Components & Equipment–0.5%
Regal-Beloit Corp.	151,076	8,866,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Mid Cap Growth Fund

	Shares	Value

Environmental & Facilities Services–1.5%
Republic Services, Inc.	799,731	$24,383,798

Health Care Distributors–1.1%
CareFusion Corp.(a)	716,393	17,795,202

Health Care Equipment–2.4%
American Medical Systems Holdings, Inc.(a)	376,081	7,363,666

Hologic, Inc.(a)	997,163	15,964,580

NuVasive, Inc.(a)(b)	475,074	16,694,100

		40,022,346

Health Care Facilities–1.3%
Universal Health Services, Inc.	538,895	20,941,460

Health Care Services–2.2%
DaVita, Inc.(a)	282,309	19,487,790

Pharmaceutical Product Development, Inc.	677,541	16,796,242

		36,284,032

Healthcare–0.6%
Brookdale Senior Living, Inc.(a)	574,691	9,373,210

Hotels, Resorts & Cruise Lines–3.6%
Ctrip.com International Ltd.–ADR (Cayman Islands)(a)	427,609	20,418,330

Marriott International, Inc.	541,584	19,404,954

Starwood Hotels & Resorts Worldwide, Inc.	363,216	19,087,001

		58,910,285

Household Products–1.1%
Church & Dwight Co., Inc.	275,277	17,876,488

Human Resource & Employment Services–0.8%
Robert Half International, Inc.	533,641	13,874,666

Industrial Machinery–2.9%
Flowserve Corp.	185,915	20,342,819

Gardner Denver, Inc.	207,727	11,150,786

Kennametal, Inc.	529,069	16,364,104

		47,857,709

Internet Software & Services–5.0%
Akamai Technologies, Inc.(a)	324,162	16,266,449

Baidu, Inc.–ADR (Cayman Islands)(a)	489,800	50,263,276

VeriSign, Inc.(a)	523,319	16,610,145

		83,139,870

IT Consulting & Other Services–1.5%
Cognizant Technology Solutions Corp.(a)	375,017	24,177,346

Life Sciences Tools & Services–1.0%
Life Technologies Corp.(a)	360,906	16,850,701

Managed Health Care–1.8%
Aetna, Inc.	946,895	29,931,351

Metal & Glass Containers–2.4%
Crown Holdings, Inc.(a)	856,702	24,553,079

Owens-Illinois, Inc.(a)	529,594	14,860,408

		39,413,487

Oil & Gas Equipment & Services–1.1%
Key Energy Services, Inc.(a)	1,892,355	17,996,296

Oil & Gas Exploration & Production–3.7%
Concho Resources, Inc.(a)	342,555	22,666,864

Continental Resources, Inc.(a)	373,553	17,317,917

Oasis Petroleum, Inc.(a)	680,890	13,188,839

Pioneer Natural Resources Co.	129,381	8,413,647

		61,587,267

Packaged Foods & Meats–1.4%
Hershey Co.	469,689	22,352,500

Personal Products–1.0%
Ulta Salon Cosmetics & Fragrance, Inc.(a)	572,066	16,704,327

Pharmaceuticals–1.2%
Shire PLC–ADR (Jersey)	291,996	19,645,491

Property & Casualty Insurance–0.9%
Assured Guaranty, Ltd. (Bermuda)	873,303	14,942,214

Real Estate Management & Development–1.4%
CB Richard Ellis Group, Inc.(a)	1,237,296	22,617,771

Restaurants–1.1%
Darden Restaurants, Inc.	422,284	18,065,310

Semiconductor Equipment–0.3%
Lam Research Corp.(a)	99,740	4,174,119

Semiconductors–3.7%
Altera Corp.	575,813	17,366,520

Avago Technologies Ltd. (Singapore)(a)	710,527	15,993,963

Broadcom Corp.	236,358	8,364,709

Cavium Networks, Inc.(a)(b)	695,505	18,967,364

		60,692,556

Specialty Chemicals–2.5%
Albemarle Corp.	432,834	20,260,959

Nalco Holding Co.	820,741	20,690,881

		40,951,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Mid Cap Growth Fund

	Shares	Value

Systems Software–2.1%
Check Point Software Technologies Ltd. (Israel)(a)	230,003	$8,494,011

Rovi Corp.(a)	529,616	26,697,942

		35,191,953

Technology Distributors–0.3%
Avnet, Inc.(a)	155,641	4,203,863

Trading Companies & Distributors–1.3%
WW Grainger, Inc.	174,489	20,783,385

Trucking–1.2%
J.B. Hunt Transport Services, Inc.	556,684	19,316,935

Wireless Telecommunication Services–2.3%
American Tower Corp.(a)	420,571	21,558,470

Millicom International Cellular SA (Luxembourg)	173,399	16,637,634

		38,196,104

Total Common Stocks–96.0%		1,584,596,195

Investment Companies–1.1%
iShares Russell MidCap Growth Index Fund(b)	184,402	9,186,908

iShares S&P MidCap 400 Growth Index Fund(b)	104,368	9,194,821

Total Investment Companies–1.1%		18,381,729

Total Long-Term Investments–97.1% (Cost $1,375,255,066)		1,602,977,924

Money Market Funds–5.5%
Liquid Assets Portfolio–Institutional Class(c)	45,206,061	45,206,061

Premier Portfolio–Institutional Class(c)	45,206,061	45,206,061

Total Money Market Funds–5.5% (Cost $90,412,122)		90,412,122

Total Investments (excluding investments purchased with cash collateral from securities on loan)–102.6% (Cost $1,465,667,188)		1,693,390,046

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.6%
Liquid Assets Portfolio–Institutional Class(c)(d) (Cost $58,919,899)	58,919,899	58,919,899

TOTAL INVESTMENTS–106.2% (Cost $1,522,706,133)		1,752,309,945

FOREIGN CURRENCY–0.0% (Cost $6)		6

LIABILITIES IN EXCESS OF OTHER ASSETS–(6.2%)		(102,535,593)

NET ASSETS–100.0%		$1,649,774,358

Percentages are calculated as a percentage of net assets.

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at September 30, 2010.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1(F) in the Notes to the Financial Statements.
Portfolio Composition

By sector, based on Net Assets
as of September 30, 2010

Consumer Discretionary	24.4%

Information Technology	20.4

Industrial	18.6

Health Care	14.2

Energy	5.9

Financials	5.6

Materials	5.3

Telecommunication Services	2.9

Money Market Funds Plus Other Assets Less Liabilities	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Mid Cap Growth Fund

Statement of Assets and Liabilities

September 30, 2010
(Unaudited)

Assets:
Investments at value (Cost $1,375,255,066)*	$1,602,977,924

Investments in affiliated money markets, at value and cost	149,332,021

Foreign currency (Cost $6)	6

Receivables:
Fund shares sold	38,019,949

Investments sold	10,322,138

Dividends	1,016,040

Other	49,325

Total Assets	1,801,717,403

Liabilities:
Payables:
Collateral upon return of securities loaned	58,919,899

Investments purchased	50,231,120

Fund shares repurchased	40,618,345

Distributor and affiliates	1,346,651

Accrued expenses	827,030

Total liabilities	151,943,045

Net assets	$1,649,774,358

Net assets consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$2,035,502,065

Net unrealized appreciation	227,722,858

Accumulated undistributed net investment income (loss)	(7,719,089)

Accumulated net realized gain (loss)	(605,731,476)

Net assets	$1,649,774,358

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $1,291,086,862 and 48,859,072 shares of beneficial interest issued and outstanding)	$26.42

Maximum sales charge (5.50% of offering price)	1.54

Maximum offering price to public	$27.96

Class B Shares:
Net asset value and offering price per share (Based on net assets of $209,329,780 and 9,015,892 shares of beneficial interest issued and outstanding)	$23.22

Class C Shares:
Net asset value and offering price per share (Based on net assets of $111,560,425 and 4,868,643 shares of beneficial interest issued and outstanding)	$22.91

Class R Shares:
Net asset value and offering price per share (Based on net assets of $6,206,149 and 236,121 shares of beneficial interest issued and outstanding)	$26.28

Class Y Shares:
Net asset value and offering price per share (Based on net assets of $31,580,241 and 1,178,957 shares of beneficial interest issued and outstanding)	$26.79

Institutional Class Shares:
Net asset value and offering price per share (Based on net assets of $10,901 and 407 shares of beneficial interest issued and outstanding)	$26.78

*	At September 30, 2010, securities with an aggregate value of $57,038,945 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Mid Cap Growth Fund

Statement of Operations

For the Six Months Ended September 30, 2010
(Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $156,059)	$5,741,124

Dividends from affiliated money market funds	62,565

Interest	70,461

Income from securities loaned	23,134

Total Income	5,897,284

Expenses:
Investment advisory fee	6,114,845

Transfer agent fees — A, B, C, R and Y	2,132,131

Transfer agent fees — Institutional	3,917

Distribution fees
Class A	1,661,895

Class B	581,880

Class C	547,229

Class R	12,549

Reports to shareholders	208,925

Administrative services fees	196,054

Custody	66,185

Registration fees	54,173

Trustees’ and officer’s fees and benefits	46,331

Professional fees	44,103

Other	34,058

Total expenses	11,704,275

Expense reduction	38,166

Net expenses	11,666,109

Net investment income (loss)	(5,768,825)

Realized and unrealized gain/loss:
Realized gain (loss):
Investments	164,535,673

Foreign currency transactions	(97,990)

Net realized gain	164,437,683

Unrealized appreciation/depreciation:
Beginning of the period	274,713,485

End of the period:	227,722,858

Net unrealized appreciation (depreciation) during the period	(46,990,627)

Net realized and unrealized gain	117,447,056

Net increase in net assets from operations	$111,678,231

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Mid Cap Growth Fund

Statements of Changes in Net Assets

(Unaudited)

	For the six	For the
	months ended	year ended
	September 30, 2010	March 31, 2010

From investment activities:
Operations:
Net investment income (loss)	$(5,768,825)	$(9,171,791)

Net realized gain (loss)	164,437,683	(82,867,408)

Net unrealized appreciation (depreciation) during the period	(46,990,627)	919,440,150

Net change in net assets from investment activities	111,678,231	827,400,951

From capital transactions:
Proceeds from shares sold	200,565,934	438,495,560

Cost of shares repurchased	(588,312,223)	(511,320,187)

Net change in net assets from capital transactions	(387,746,289)	(72,824,627)

Total increase (decrease) in net assets	(276,068,058)	754,576,324

Net Assets:
Beginning of the period	1,925,842,416	1,171,266,092

End of the period (including accumulated undistributed net investment income (loss) of $(7,719,089) and $(1,950,264), respectively)	$1,649,774,358	$1,925,842,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Mid Cap Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
	Six months ended
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$24.65		$14.37		$25.07		$26.68		$27.26		$21.37

Net investment income (loss)(a)	(0.07)		(0.10)		(0.11)		(0.03)		(0.06)		(0.11)

Net realized and unrealized gain (loss)	1.84		10.38		(10.43)		1.48		0.85		6.72

Total from investment operations	1.77		10.28		(10.54)		1.45		0.79		6.61

Less:
Distributions from net realized gain	-0-		-0-		0.16		3.06		1.37		0.72

Return of capital distributions	-0-		-0-		0.00	(e)	-0-		-0-		-0-

Total distributions	-0-		-0-		0.16		3.06		1.37		0.72

Net asset value, end of the period	$26.42		$24.65		$14.37		$25.07		$26.68		$27.26

Total return*	7.18	%(b)	71.54	%(c)	(42.02	)%(c)	3.87	%(c)	2.99	%(c)	31.18	%(c)

Net assets at end of the period (in millions)	$1,291.1		$1,441.3		$848.8		$1,154.9		$1,025.4		$784.6

Ratio of expenses to average net assets*	1.26	%(d)	1.24%		1.19%		1.21%		1.26%		1.32%

Ratio of net investment income (loss) to average net assets*	(0.59	)%(d)	(0.49)%		(0.58)%		(0.09)%		(0.25)%		(0.44)%

Portfolio turnover(f)	102%		25%		29%		60%		61%		86%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.26	%(d)	1.31%		1.40%		N/A		N/A		1.32%

Ratio of net investment income (loss) to average net assets	(0.59	)%(d)	(0.56)%		(0.79)%		N/A		N/A		(0.44)%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or a contingent deferred sales charge (CDSC).On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are based on average daily net assets (000’s omitted) of 1,325,883.
(e)	Amount is less than $0.01.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A= Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Mid Cap Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Class B Shares
	Six months ended
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$21.69		$12.68		$22.24		$24.07		$24.92		$19.73

Net investment income (loss)(a)	(0.10)		(0.13)		(0.16)		(0.16)		(0.24)		(0.27)

Net realized and unrealized gain (loss)	1.63		9.14		(9.24)		1.39		0.76		6.18

Total from investment operations	1.53		9.01		(9.40)		1.23		0.52		5.91

Less:
Distributions from net realized gain	-0-		-0-		0.16		3.06		1.37		0.72

Return of capital distributions	-0-		-0-		0.00	(e)	-0-		-0-		-0-

Total distributions	-0-		-0-		0.16		3.06		1.37		0.72

Net asset value, end of the period	$23.22		$21.69		$12.68		$22.24		$24.07		$24.92

Total return*	7.05	%(b)(g)	71.06	%(c)(f)	(42.24	)%(c)(f)	3.36	%(c)(f)	2.18	%(c)	30.22	%(c)

Net assets at end of the period (in millions)	$209.3		$224.6		$168.1		$164.0		$175.0		$178.8

Ratio of expenses to average net assets*	1.56	%(d)(g)	1.50	%(f)	1.58	%(f)	1.73	%(f)	2.02%		2.08%

Ratio of net investment income (loss) to average net assets*	(0.89	)%(d)(g)	(0.74	)%(f)	(0.94	)%(f)	(0.60	)%(f)	(1.02)%		(1.24)%

Portfolio turnover(h)	102%		25%		29%		60%		61%		86%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.56	%(d)(g)	1.57	%(f)	1.81	%(f)	N/A		N/A		2.08%

Ratio of net investment income (loss) to average net assets	(0.89	)%(d)(g)	(0.81	)%(f)	(1.17	)%(f)	N/A		N/A		(1.24)%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are based on average daily net assets (000’s omitted) of 211,502.
(e)	Amount is less than $0.01.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.55%.
(h)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A= Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Mid Cap Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Class C Shares
	Six months ended
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$21.45		$12.60		$22.19		$24.08		$24.92		$19.73

Net investment income (loss)(a)	(0.14)		(0.23)		(0.23)		(0.22)		(0.24)		(0.27)

Net realized and unrealized gain (loss)	1.60		9.08		(9.20)		1.39		0.77		6.18

Total from investment operations	1.46		8.85		(9.43)		1.17		0.53		5.91

Less:
Distributions from net realized gain	-0-		-0-		0.16		3.06		1.37		0.72

Return of capital distributions	-0-		-0-		0.00	(e)	-0-		-0-		-0-

Total distributions	-0-		-0-		0.16		3.06		1.37		0.72

Net asset value, end of the period	$22.91		$21.45		$12.60		$22.19		$24.08		$24.92

Total return*	6.81	%(b)	70.24	%(c)	(42.47	)%(c)	3.10	%(c)	2.22	%(c)	30.22	%(c)

Net assets at end of the period (in millions)	$111.6		$112.6		$69.5		$103.3		$91.2		$77.0

Ratio of expenses to average net assets*	2.01	%(d)	1.99%		1.94%		1.97%		2.02%		2.08%

Ratio of net investment income (loss) to average net assets*	(1.34	)%(d)	(1.24)%		(1.33)%		(0.84)%		(1.01)%		(1.21)%

Portfolio turnover(f)	102%		25%		29%		60%		61%		86%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	2.01	%(d)	2.06%		2.15%		N/A		N/A		2.08%

Ratio of net investment income (loss) to average net assets	(1.34	)%(d)	(1.31)%		(1.54)%		N/A		N/A		(1.21)%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are based on average daily net assets (000’s omitted) of 109,147.
(e)	Amount is less than $0.01.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A= Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Mid Cap Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Class R Shares
					July 11, 2008
	Six months ended		Year ended		(Commencement of
	September 30,		March 31,		operations) to
	2010		2010		March 31, 2009

Net asset value, beginning of the period	$24.55		$14.35		$24.15

Net investment income (loss)(a)	(0.10)		(0.22)		(0.08)

Net realized and unrealized gain (loss)	1.83		10.42		(9.56)

Total from investment operations	1.73		10.20		(9.64)

Less:
Distributions from net realized gain	-0-		-0-		0.16

Return of capital distributions	-0-		-0-		-0-

Total distributions	-0-		-0-		0.16

Net asset value, end of the period	$26.28		$24.55		$14.35

Total return*	7.05	%(b)	71.08	%(c)	(39.89	)%(c)**

Net assets at end of the period (in millions)	$6.2		$4.1		$0.1

Ratio of expenses to average net assets*	1.51	%(d)	1.49%		1.44%

Ratio of net investment income (loss) to average net assets*	(0.83	)%(d)	(0.96)%		(0.66)%

Portfolio turnover(e)	102%		25%		29%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.51	%(d)	1.56%		1.76%

Ratio of net investment income (loss) to average net assets	(0.83	)%(d)	(1.03)%		(0.98)%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are based on average daily net assets (000’s omitted) of 5,006.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
**	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Mid Cap Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Class Y Shares ˆ
											August 12, 2005
	Six months ended										(Commencement of
	September 30,		Year Ended March 31,								operations) to
	2010		2010		2009		2008		2007		March 31, 2006

Net asset value, beginning of the period	$24.96		$14.52		$25.26		$26.80		$27.30		$24.01

Net investment income (loss)(a)	(0.04)		(0.05)		(0.06)		0.04		0.01		(0.08)

Net realized and unrealized gain (loss)	1.87		10.49		(10.52)		1.48		0.86		4.09

Total from investment operations	1.83		10.44		(10.58)		1.52		0.87		4.01

Less:
Distributions from net realized gain	-0-		-0-		0.16		3.06		1.37		0.72

Return of capital distributions	-0-		-0-		0.00	(e)	-0-		-0-		-0-

Total distributions	-0-		-0-		0.16		3.06		1.37		0.72

Net asset value, end of the period	$26.79		$24.96		$14.52		$25.26		$26.80		$27.30

Total return*	7.29	%(b)	71.90	%(c)	(41.86	)%(c)	4.12	%(c)	3.28	%(c)	16.93	%(c)**

Net assets at end of the period (in millions)	$31.6		$143.3		$84.7		$89.4		$10.2		$2.9

Ratio of expenses to average net assets*	1.01	%(d)	0.99%		0.94%		0.98%		1.02%		1.07%

Ratio of net investment income (loss) to average net assets*	(0.34	)%(d)	(0.24)%		(0.31)%		0.14%		0.05%		(0.48)%

Portfolio turnover(f)	102%		25%		29%		60%		61%		86%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.01	%(d)	1.06%		1.15%		N/A		N/A		N/A

Ratio of net Investment (loss) to average net assets	(0.34	)%(d)	(0.31)%		(0.52)%		N/A		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are based on average daily net assets (000’s omitted) of $93,798.
(e)	Amount is less than $0.01.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
ˆ	On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.
N/A= Not Applicable

**	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Mid Cap Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Institutional Class Shares
	June 1, 2010
	(Commencement of
	operations) to
	September 30, 2010

Net asset value, beginning of the period	$24.57

Net investment income (loss)(a)	(0.02)

Net realized and unrealized gain	2.23

Total from investment operations	2.21

Net asset value, end of the period	$26.78

Total return*(b)	8.99%

Net assets at end of the period (in thousands)	$10.9

Ratio of expenses to average net assets*	0.82	%(c)

Ratio of net investment income (loss) to average net assets*	(0.28	)%(c)

Portfolio turnover(d)	102%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	0.82	%(c)

Ratio of net investment income (loss) to average net assets	(0.28	)%(c)

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $23,637.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Notes to Financial Statements

September 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds), formerly AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Mid Cap Growth Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C, Class R and Class I shares received Class A, Class B, Class C, Class R and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek capital growth.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by

16        Invesco Van Kampen Mid Cap Growth Fund

independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

17        Invesco Van Kampen Mid Cap Growth Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
G.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

18        Invesco Van Kampen Mid Cap Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.75%

Next $500 million	0.70%

Over $1 billion	0.65%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee of $2,207,790 to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Prior to the Reorganization, Morgan Stanley Investment Management Limited served as sub-adviser to the Acquired Fund.
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.40%, 2.15%, 2.15%, 1.65%, 1.15% and 1.15%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the period ended September 30, 2010, the Adviser waived advisory fees of $38,166.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. (“VKII”) provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $21,106 to VKII. For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Fund.
  Prior to the Reorganization, under a legal services agreement, VKII provided legal services to the Acquired Fund. Pursuant to such agreement, the Acquired Fund paid $9,695 to VKII.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Pursuant to such agreement, for the period ended September 30, 2010, IIS was paid $1,505,753 for providing such services. Prior to the Reorganization, the Acquired Fund paid $223,299 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (IDI). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. (“VKFI”) to serve as the distributor for the Class A, Class B, Class C and Class R shares. Pursuant to such agreements, the Acquired Fund paid $1,026,404 to VKFI.
  For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to September 30, 2010, IDI advised the Fund that IDI retained $37,126 in front-end sales commissions from the sale of Class A shares and $2,350, $83,175 and $4,318 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

19        Invesco Van Kampen Mid Cap Growth Fund

Prior to the Reorganization, VKFI retained $48,112 in front-end sales commissions from the sale of Class A shares and $52,038, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation inputs levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,752,309,945	$—	$—	$1,752,309,945

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended September 30, 2010, the Fund paid legal fees of $548 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expense of $0 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

20        Invesco Van Kampen Mid Cap Growth Fund

  The Fund had a capital loss carryforward as of March 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2011	$333,316,543

March 31, 2015	16,055,903

March 31, 2017	79,068,764

March 31, 2018	253,047,405

Total capital loss carryforward	$681,488,615

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2010 was $1,635,399,793 and $1,941,057,025, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$242,875,596

Aggregate unrealized (depreciation) of investment securities	(27,398,231)

Net unrealized appreciation of investment securities	$215,477,365

Cost of investments for tax purposes is $1,534,951,626.

NOTE 8—Share Information

	For the				For the
	six months ended				year ended
	September 30, 2010(b)				March 31, 2010
	Shares		Amount		Shares	Amount

Sales:
Class A	4,832,909	(a)	$120,079,509	(a)	14,947,725	$312,593,910

Class B	589,720		12,908,720		1,824,324	33,202,268

Class C	308,529		6,673,834		899,272	16,605,729

Class R	104,135		2,572,980		172,025	4,001,673

Class Y	956,690		23,885,243		3,418,978	72,091,980

Institutional Class	1,466,558		34,445,648		-0-	-0-

Total Sales	8,258,541		200,565,934		21,262,324	438,495,560

Repurchases:
Class A	(14,446,865)		(355,930,415)		(15,535,120)	(331,355,326)

Class B	(1,927,122	)(a)	(42,157,205	)(a)	(4,731,539)	(86,740,071)

Class C	(688,849)		(14,816,351)		(1,166,663)	(21,564,442)

Class R	(35,751)		(881,180)		(11,158)	(265,668)

Class Y	(5,517,987)		(136,484,558)		(3,511,414)	(71,394,680)

Institutional Class	(1,466,151)		(38,042,514)		-0-	-0-

Total Repurchases	(24,082,725)		$(588,312,223)		(24,955,894)	$(511,320,187)

(a)	Includes automatic conversion of 494,230 Class B shares into 434,513 Class A shares at a value of $10,874,722.
(b)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

21        Invesco Van Kampen Mid Cap Growth Fund

NOTE 9—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

22        Invesco Van Kampen Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/10)	(09/30/10)[1]	Period[2]	(09/30/10)	Period[2]	Ratio[3]
A	$1,000.00	$1,071.81	6.54	$1,018.75	6.38	1.26%

B	1,000.00	1,070.54	8.10	1,017.25	7.89	1.56

C	1,000.00	1,068.07	10.42	1,014.99	10.15	2.01

R	1,000.00	1,070.47	7.84	1,017.50	7.64	1.51

Y	1,000.00	1,072.92	5.25	1,020.00	5.11	1.01

Institutional	1,000.00	1,089.95	2.84	1,522.33	5.18	0.82

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2010 through September 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.
[3]	The Class B expense ratio reflects actual 12-b1 fees of less than 1%.

23        Invesco Van Kampen Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen Mid Cap Growth Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage

24        Invesco Van Kampen Mid Cap Growth Fund

transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

25        Invesco Van Kampen Mid Cap Growth Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Mid Cap Growth Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	43,344,542	1,287,058	3,076,706	0

26        Invesco Van Kampen Mid Cap Growth Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-MCG-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Small Cap Value Fund

Semiannual Report to Shareholders ▪ September 30, 2010

2	Letters to Shareholders
3	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Agreements
22	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
2	Invesco Van Kampen Small Cap Value Fund

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/10 to 9/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–1.00%

Class B Shares	–1.29

Class C Shares	–1.37

Class Y Shares	–0.86

Russell 2000 Value Index▼ (Broad Market and Style-Specific Index)	–1.90

▼Lipper Inc.
The Russell 2000® Value Index is an unmanaged index considered representative of small-cap value stocks. The Russell 2000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Value Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Small Cap Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.27%, 2.02%, 2.02% and 1.02%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

Average Annual Total Returns
As of 9/30/10, including maximum applicable sales charges

Class A Shares

Inception (6/21/99)	8.71%

10 Years	8.76

5 Years	4.48

1 Year	7.53

Class B Shares

Inception (6/21/99)	8.66%

10 Years	8.78

5 Years	4.90

1 Year	8.02

Class C Shares

Inception (6/21/99)	8.44%

10 Years	8.55

5 Years	4.87

1 Year	11.81

Class Y Shares

Inception (8/12/05)	5.81%

5 Years	5.92

1 Year	13.96
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3	Invesco Van Kampen Small Cap Value Fund

Schedule of Investments

September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks–96.7%
Aerospace & Defense–6.1%
AAR Corp.(a)	1,315,290	$24,543,311

AerCap Holdings N.V. (Netherlands)(a)	2,116,330	25,036,184

Moog, Inc., Class A(a)	441,300	15,670,563

		65,250,058

Agricultural Products–1.1%
Corn Products International, Inc.	301,200	11,295,000

Air Freight & Logistics–2.5%
Forward Air Corp.	494,500	12,857,000

UTI Worldwide, Inc. (British Virgin Islands)	880,800	14,163,264

		27,020,264

Apparel, Accessories & Luxury Goods–3.3%
Liz Claiborne, Inc.(a)	2,927,900	17,801,632

Maidenform Brands, Inc.(a)	594,290	17,145,267

		34,946,899

Apparel Retail–2.6%
Abercrombie & Fitch Co., Class A	375,700	14,772,524

Stage Stores, Inc.	1,006,225	13,080,925

		27,853,449

Application Software–1.4%
Fair Isaac Corp.	626,700	15,454,422

Asset Management & Custody Banks–2.5%
Federated Investors, Inc.	704,300	16,029,868

Janus Capital Group, Inc.	996,900	10,916,055

		26,945,923

Auto Parts & Equipment–2.2%
WABCO Holdings, Inc.(a)	552,000	23,150,880

Commodity Chemicals–0.6%
Calgon Carbon Corp.(a)	408,200	5,918,900

Communications Equipment–1.1%
Tekelec(a)	892,676	11,569,081

Computer Storage & Peripherals–0.9%
QLogic Corp.(a)	563,500	9,940,140

Construction & Engineering–4.4%
Insituform Technologies, Inc., Class A(a)	352,883	8,532,711

Orion Marine Group, Inc.(a)	843,684	10,470,118

Shaw Group, Inc.(a)	464,800	15,598,688

Stantec, Inc. (Canada)(a)	460,200	12,153,882

		46,755,399

Construction & Farm Machinery & Heavy Trucks–1.6%
Terex Corp.(a)	741,900	17,004,348

Consumer Electronics–2.2%
Harman International Industries, Inc.(a)	702,700	23,477,207

Data Processing & Outsourced Services–2.4%
Alliance Data Systems Corp.(a)	260,000	16,967,600

Broadridge Financial Solutions, Inc.	30,912	706,957

Heartland Payment Systems, Inc.	512,773	7,804,405

		25,478,962

Diversified Metals & Mining–0.2%
Amcol International Corp.	84,188	2,204,884

Electric Utilities–1.2%
ALLETE, Inc.	349,400	12,728,642

Electrical Components & Equipment–2.1%
Belden, Inc.	858,700	22,652,506

Electronic Equipment Manufacturers–3.0%
Checkpoint Systems, Inc.(a)	778,210	15,836,573

Rogers Corp.(a)	499,939	15,738,080

		31,574,653

Electronic Manufacturing Services–3.1%
Jabil Circuit, Inc.	1,609,200	23,188,572

Methode Electronics, Inc.	1,092,325	9,918,311

		33,106,883

Gas Utilities–1.0%
UGI Corp.	359,500	10,285,295

Health Care Equipment–2.0%
Beckman Coulter, Inc.	224,400	10,948,476

CONMED Corp.(a)	110,215	2,469,918

Hill-Rom Holdings, Inc.	212,900	7,640,981

		21,059,375

Health Care Facilities–2.9%
HealthSouth Corp.(a)	1,155,100	22,177,920

Select Medical Holdings Corp.(a)	1,135,869	8,746,191

		30,924,111

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Small Cap Value Fund

	Shares	Value

Health Care Supplies–1.1%
Cooper Cos., Inc.	265,105	$12,253,153

Household Appliances–1.2%
Snap-On, Inc.	287,200	13,357,672

Household Products–1.0%
Central Garden & Pet Co.(a)	711,786	7,352,749

Central Garden & Pet Co., Class A(a)	352,719	3,654,169

		11,006,918

Industrial Machinery–0.7%
John Bean Technologies Corp.	490,100	7,895,511

Investment Banking & Brokerage–0.5%
FBR Capital Markets Corp.(a)	1,617,500	5,078,950

IT Consulting & Other Services–2.9%
Acxiom Corp.(a)	633,231	10,043,044

MAXIMUS, Inc.	264,120	16,264,509

Ness Technologies, Inc.(a)	1,008,300	4,537,350

		30,844,903

Life & Health Insurance–1.9%
CNO Financial Group, Inc.(a)	3,587,900	19,876,966

Life Sciences Tools & Services–1.3%
Bio-Rad Laboratories, Inc., Class A(a)	148,557	13,445,894

Multi-Utilities–1.1%
Avista Corp.	566,200	11,822,256

Office Electronics–1.5%
Zebra Technologies Corp., Class A(a)	476,016	16,013,178

Office Services & Supplies–2.3%
ACCO Brands Corp.(a)	2,528,238	14,537,368

Interface, Inc., Class A	725,612	10,325,459

		24,862,827

Oil & Gas Equipment & Services–2.5%
Exterran Holdings, Inc.(a)	391,193	8,883,993

Superior Energy Services, Inc.(a)	665,020	17,749,384

		26,633,377

Paper Packaging–1.6%
Sealed Air Corp.	740,300	16,641,944

Property & Casualty Insurance–4.4%
AmTrust Financial Services, Inc.	1,264,000	18,353,280

Argo Group International Holdings Ltd. (Bermuda)	539,600	18,745,704

Employers Holdings, Inc.	607,532	9,580,780

		46,679,764

Real Estate Development–0.3%
Forestar Group, Inc.(a)	216,516	3,691,598

Regional Banks–2.4%
BancorpSouth, Inc.	394,000	5,586,920

Wilmington Trust Corp.	1,052,800	9,454,144

Zions Bancorp	518,400	11,073,024

		26,114,088

Reinsurance–5.7%
Alterra Capital Holdings Ltd. (Bermuda)	833,900	16,611,288

Platinum Underwriters Holdings Ltd. (Bermuda)	555,900	24,192,768

Reinsurance Group of America, Inc.	194,200	9,377,918

Transatlantic Holdings, Inc.	208,600	10,601,052

		60,783,026

Research & Consulting Services–0.6%
Resources Connection, Inc.	459,816	6,327,068

Restaurants–2.3%
AFC Enterprises, Inc.(a)	921,156	11,422,335

Denny’s Corp.(a)	4,128,730	12,840,350

Sonic Corp.(a)	76,585	618,807

		24,881,492

Semiconductor Equipment–1.9%
Brooks Automation, Inc.(a)	1,380,850	9,265,504

Novellus Systems, Inc.(a)	415,200	11,036,016

		20,301,520

Semiconductors–1.5%
Microsemi Corp.(a)	956,300	16,400,545

Specialized Consumer Services–1.1%
Weight Watchers International, Inc.	389,800	12,157,862

Specialty Chemicals–2.4%
A. Schulman, Inc.	491,700	9,907,755

Zep, Inc.	929,545	16,211,265

		26,119,020

Technology Distributors–0.8%
ScanSource, Inc.(a)	319,455	8,861,682

Thrifts & Mortgage Finance–0.6%
First Niagara Financial Group, Inc.	552,500	6,436,625

Tires & Rubber–1.4%
Goodyear Tire & Rubber Co.(a)	1,431,800	15,391,850

Wireless Telecommunication Services–1.3%
Syniverse Holdings, Inc.(a)	594,300	13,472,781

Total Long-Term Investments 96.7% (Cost $932,380,832)		1,033,949,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Small Cap Value Fund

	Shares	Value

Money Market Funds–4.0%
Liquid Assets Portfolio–Institutional Class(b)	21,096,404	$21,096,404

Premier Portfolio–Institutional Class(b)	21,096,404	21,096,404

Total Money Market Funds 4.0% (Cost $42,192,808)		42,192,808

TOTAL INVESTMENTS–100.7% (Cost $974,573,640)		1,076,142,559

LIABILITIES IN EXCESS OF OTHER ASSETS–(0.7%)		(6,991,461)

NET ASSETS–100.0%		$1,069,151,098

Percentages are calculated as a percentage of net assets.

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector based on Net Assets
as of September 30, 2010

Information Technology	20.5%

Industrials	20.4

Financials	18.3

Consumer Discretionary	16.4

Health Care	7.3

Materials	4.7

Utilities	3.2

Energy	2.5

Consumer Staples	2.1

Telecommunication Services	1.3

Money Market Funds Less Liabilities in Excess of Other Assets	3.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Small Cap Value Fund

Statement of Assets and Liabilities

September 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $932,380,832)	$1,033,949,751

Investments in affiliated money market funds, at value and cost	42,192,808

Total investments, at value (Cost $974,573,640)	1,076,142,559

Receivables:
Fund shares sold	31,259,516

Investments sold	7,905,209

Dividends	544,524

Other	13,305

Total assets	1,115,865,113

Liabilities:
Payables:
Fund shares repurchased	32,186,679

Investments purchased	13,582,597

Distributor and affiliates	811,199

Custodian bank	23,350

Accrued expenses	107,778

Trustees’ deferred compensation and retirement plans	2,412

Total liabilities	46,714,015

Net assets	$1,069,151,098

Net assets consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$936,630,116

Net unrealized appreciation	101,568,919

Accumulated net realized gain	30,388,364

Accumulated undistributed net investment income	563,699

Net assets	$1,069,151,098

Maximum Offering Price Per Share:
Class A shares:
Net asset value and redemption price per share (Based on net assets of $777,574,222 and 48,916,181 shares of beneficial interest issued and outstanding)	$15.90

Maximum sales charge (5.50% of offering price)	0.93

Maximum offering price to public	$16.83

Class B shares:
Net asset value and offering price per share (Based on net assets of $38,139,073 and 2,629,708 shares of beneficial interest issued and outstanding)	$14.50

Class C shares:
Net asset value and offering price per share (Based on net assets of $115,958,818 and 8,080,881 shares of beneficial interest issued and outstanding)	$14.35

Class Y shares:
Net asset value and offering price per share (Based on net assets of $137,478,985 and 8,566,786 shares of beneficial interest issued and outstanding)	$16.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Small Cap Value Fund

Statement of Operations

For the Six Months Ended September 30, 2010
(Unaudited)

Investment income:
Dividends	$7,134,470

Dividends from affiliated money market funds	29,075

Interest	102,226

Total income	7,265,771

Expenses:
Investment advisory fee	3,423,826

Distribution fees:
Class A	920,159

Class B	166,394

Class C	564,705

Transfer agent fees	1,099,652

Administrative services fees	121,656

Reports to shareholders	91,552

Registration fees	48,244

Custody	35,182

Professional fees	33,123

Trustees’ and officers’ fees and benefits	25,561

Other	3,635

Total expenses	6,533,689

Expense reduction	24,075

Net expenses	6,509,614

Net investment income	756,157

Realized and unrealized gain (loss):
Net realized gain	55,161,112

Unrealized appreciation (depreciation):
Beginning of the period	175,087,696

End of the period	101,568,919

Net unrealized appreciation (depreciation) during the period	(73,518,777)

Net realized and unrealized gain (loss)	(18,357,665)

Net increase (decrease) in net assets from operations	$(17,601,508)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Small Cap Value Fund

Statements of Changes in Net Assets

(Unaudited)

	For the	For the
	six months ended	year ended
	September 30, 2010	March 31, 2010

From investment activities:
Operations:
Net investment income (loss)	$756,157	$(2,995,503)

Net realized gain	55,161,112	11,856,666

Net unrealized appreciation (depreciation) during the period	(73,518,777)	282,329,077

Change in net assets from operations	(17,601,508)	291,190,240

Distributions from net investment income:
Class A shares	-0-	(130,307)

Class Y shares	-0-	(168,092)

Total distributions	-0-	(298,399)

Net change in net assets from investment activities	(17,601,508)	290,891,841

From capital transactions:
Proceeds from shares sold	381,649,848	523,262,174

Net asset value of shares issued through dividend reinvestment	-0-	253,802

Cost of shares repurchased	(258,645,927)	(196,538,075)

Net change in net assets from capital transactions	123,003,921	326,977,901

Total increase in net assets	105,402,413	617,869,742

Net assets:
Beginning of the period	963,748,685	345,878,943

End of the period (including accumulated undistributed net investment income (loss) of $563,699 and $(192,458), respectively)	$1,069,151,098	$963,748,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Small Cap Value Fund

Financial Highlights

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A shares
	Six months
	ended
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$16.06		$9.56		$14.41		$17.57		$18.23		$17.17

Net investment income (loss)(a)	0.02		(0.05)		0.05		(0.03)		(0.03)		0.03

Net realized and unrealized gain (loss)	(0.18)		6.55		(4.83)		(1.49)		2.91		3.52

Total from investment operations	(0.16)		6.50		(4.78)		(1.52)		2.88		3.55

Less:
Distributions from net investment income	-0-		-0-	(e)	0.03		-0-		-0-		-0-

Distributions from net realized gain	-0-		-0-		0.04		1.64		3.54		2.49

Total distributions	-0-		-0-	(e)	0.07		1.64		3.54		2.49

Net asset value, end of the period	$15.90		$16.06		$9.56		$14.41		$17.57		$18.23

Total return	(1.00	)%(b)	68.04	%(c)	(33.21	)%(c)	(9.31	)%(c)	16.70	%(c)	22.13	%(c)

Net assets at end of the period (in millions)	$777.6		$675.9		$225.0		$248.2		$192.7		$154.4

Ratio of expenses to average net assets	1.18	%(d)	1.25%		1.34%		1.29%		1.32%		1.38%

Ratio of net investment income (loss) to average net assets	0.21	%(d)	(0.38)%		0.40%		(0.21)%		(0.16)%		0.14%

Portfolio turnover(f)	47%		28%		63%		46%		53%		40%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $734,116.
(e)	Amount is less than $0.01 per share.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Small Cap Value Fund

Financial Highlights—(continued)

	Class B shares
	Six months
	ended
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$14.69		$8.77		$13.24		$16.35		$17.30		$16.53

Net investment income (loss)(a)	(0.03)		(0.09)		0.02		(0.11)		(0.16)		(0.12)

Net realized and unrealized gain (loss)	(0.16)		6.01		(4.44)		(1.36)		2.75		3.38

Total from investment operations	(0.19)		5.92		(4.42)		(1.47)		2.59		3.26

Less:
Distributions from net investment income	-0-		-0-		0.01		-0-		-0-		-0-

Distributions from net realized gain	-0-		-0-		0.04		1.64		3.54		2.49

Total distributions	-0-		-0-		0.05		1.64		3.54		2.49

Net asset value, end of the period	$14.50		$14.69		$8.77		$13.24		$16.35		$17.30

Total return	(1.29	)%(b)(d)	67.50	%(c)(g)	(33.39	)%(c)(g)	(9.64	)%(c)(g)	15.81	%(c)	21.19	%(c)

Net assets at end of the period (in millions)	$38.1		$49.1		$38.0		$78.6		$115.1		$116.4

Ratio of expenses to average net assets	1.73	%(d)(e)	1.62	%(g)	1.51	%(g)	1.73	%(g)	2.08%		2.15%

Ratio of net investment income (loss) to average net assets	(0.37	)%(d)(e)	(0.78	)%(g)	0.16	%(g)	(0.68	)%(g)	(0.92)%		(0.70)%

Portfolio turnover(f)	47%		28%		63%		46%		53%		40%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.80%.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $41,714.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Small Cap Value Fund

Financial Highlights—(continued)

	Class C shares
	Six months
	ended
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$14.55		$8.72		$13.23		$16.38		$17.33		$16.55

Net investment income (loss)(a)	(0.04)		(0.14)		(0.04)		(0.15)		(0.16)		(0.11)

Net realized and unrealized gain (loss)	(0.16)		5.97		(4.43)		(1.36)		2.75		3.38

Total from investment operations	(0.20)		5.83		(4.47)		(1.51)		2.59		3.27

Less distributions from net realized gain	-0-		-0-		0.04		1.64		3.54		2.49

Net asset value, end of the period	$14.35		$14.55		$8.72		$13.23		$16.38		$17.33

Total return	(1.37	)%(b)	66.86	%(c)	(33.76	)%(c)	(9.95	)%(c)	15.78	%(c)(d)	21.23	%(c)(d)

Net assets at end of the period (in millions)	$116.0		$109.9		$50.5		$64.5		$42.7		$36.7

Ratio of expenses to average net assets	1.93	%(e)	2.00%		2.10%		2.04%		2.07	%(d)	2.12	%(d)

Ratio of net investment income (loss) to average net assets	(0.54	)%(e)	(1.14)%		(0.36)%		(0.95)%		(0.91	)%(d)	(0.67	)%(d)

Portfolio turnover(f)	47%		28%		63%		46%		53%		40%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $112,632.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Small Cap Value Fund

Financial Highlights—(continued)

	Class Y shares
	Six months										August 12, 2005
	ended										(Commencement of
	September 30,		Year Ended March 31,								operations) to
	2010		2010		2009		2008		2007		March 31, 2006

Net asset value, beginning of the period	$16.19		$9.63		$14.53		$17.66		$18.26		$18.68

Net investment income (loss)(a)	0.04		(0.02)		0.08		0.02		0.01		(0.01)

Net realized and unrealized gain (loss)	(0.18)		6.61		(4.88)		(1.51)		2.93		2.08

Total from investment operations	(0.14)		6.59		(4.80)		(1.49)		2.94		2.07

Less:
Distributions from net investment income	-0-		0.03		0.06		-0-		-0-		-0-

Distributions from net realized gain	-0-		-0-		0.04		1.64		3.54		2.49

Total distributions	-0-		0.03		0.10		1.64		3.54		2.49

Net asset value, end of the period	$16.05		$16.19		$9.63		$14.53		$17.66		$18.26

Total return	(0.86	)%(b)	68.43	%(c)	(33.09	)%(c)	(9.03	)%(c)	16.96	%(c)	12.42	%(c)

Net assets at end of the period (in millions)	$137.5		$128.8		$32.4		$34.5		$8.8		$9.8

Ratio of expenses to average net assets	0.93	%(d)	1.00%		1.09%		1.06%		1.07%		1.13%

Ratio of net investment income (loss) to average net assets	0.46	%(d)	(0.13)%		0.63%		0.12%		0.08%		(0.11)%

Portfolio turnover(e)	47%		28%		63%		46%		53%		40%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $152,629.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

Notes to Financial Statements

September 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Small Cap Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds), formerly AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Small Cap Value Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek capital appreciation.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

13        Invesco Van Kampen Small Cap Value Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

14        Invesco Van Kampen Small Cap Value Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.67%

Next $500 million	0.645%

Over $1 billion	0.62%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee of $1,160,086 to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.34%, 2.09%, 2.09%, and 1.09%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the period ended September 30, 2010, the Adviser waived advisory fees of $24,075.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. (“VKII”) provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $14,784 to VKII. For the six months ended September 30, 2010, expenses incurred under

15        Invesco Van Kampen Small Cap Value Fund

these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Fund.
  Prior to the Reorganization, under a legal services agreement, VKII provided legal services to the Acquired Fund. Pursuant to such agreement, the Acquired Fund paid $7,265 to VKII.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Pursuant to such agreement, for the period ended September 30, 2010, IIS was paid $695,862 for providing such services. Prior to the Reorganization, the Acquired Fund paid $190,714 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. (“VKFI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $582,399 to VKFI.
  For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to September 30, 2010, IDI advised the Fund that IDI retained $30,795 in front-end sales commissions from the sale of Class A shares and $15,351, $19,657 and $2,430 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. Prior to the Reorganization, VKFI retained $52,606 in front-end sales commissions from the sale of Class A shares and $12,240 for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,076,142,559	$—	$—	$1,076,142,559

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan

16        Invesco Van Kampen Small Cap Value Fund

and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended September 30, 2010, the Fund paid legal fees of $0 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expense of $9,266 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of March 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2017	$6,768,187

March 31, 2018	13,541,423

Total capital loss carryforward	$20,309,610

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2010 was $604,593,282 and $463,350,128, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$116,871,856

Aggregate unrealized (depreciation) of investment securities	(19,766,073)

Net unrealized appreciation of investment securities	$97,105,783

Cost of investments for tax purposes is $979,036,776.

17        Invesco Van Kampen Small Cap Value Fund

NOTE 8—Share Information

	For the				For the
	six months ended				year ended
	September 30, 2010(a)				March 31, 2010
	Shares		Value		Shares	Value

Sales:
Class A	16,202,796	(b)	$256,606,844	(b)	27,541,170	$376,723,681

Class B	319,486		4,574,023		891,234	10,735,836

Class C	1,519,876		21,823,499		3,202,840	39,540,840

Class Y	6,229,373		98,645,482		7,045,269	96,261,817

Total Sales	24,271,531		381,649,848		38,680,513	523,262,174

Dividend Reinvestment:
Class A	-0-		-0-		8,865	123,227

Class B	-0-		-0-		-0-	-0-

Class C	-0-		-0-		-0-	-0-

Class Y	-0-		-0-		9,320	130,575

Total Dividend Reinvestment	-0-		-0-		18,185	253,802

Repurchases:
Class A	(9,387,126)		(143,546,860)		(8,998,750)	(122,542,122)

Class B	(1,035,125	)(b)	(14,896,487	)(b)	(1,873,703)	(23,018,865)

Class C	(990,308)		(13,835,581)		(1,440,939)	(17,329,365)

Class Y	(5,617,669)		(86,366,999)		(2,465,579)	(33,647,723)

Total Repurchases	(17,030,228)		$(258,645,927)		(14,778,971)	$(196,538,075)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 6% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 365,502 Class B shares into 333,760 Class A shares at a value of $5,227,974.
Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

NOTE 9—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

18        Invesco Van Kampen Small Cap Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/10)	(09/30/10)[1]	Period[2]	(09/30/10)	Period[2]	Ratio[3]
A	$1,000.00	$990.04	$5.89	$1,019.15	$5.97	1.18%

B	1,000.00	987.07	8.62	1,016.39	8.74	1.73

C	1,000.00	986.25	9.61	1,015.39	9.75	1.93

Y	1,000.00	991.35	4.64	1,020.41	4.71	0.93

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2010 through September 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.
[3]	The expense ratio for Class B shares reflects actual 12b-1 fees of less than 1%.

19        Invesco Van Kampen Small Cap Value Fund

Approval of Investment Advisory and Sub-advisory Agreements

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen Small Cap Value Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the

20        Invesco Van Kampen Small Cap Value Fund

terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

21        Invesco Van Kampen Small Cap Value Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Small Cap Value Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	29,658,933	736,476	2,227,293	0

22        Invesco Van Kampen Small Cap Value Fund

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Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the
Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-SCV-SAR-1           Invesco Distributors, Inc.

Invesco Van Kampen Utility Fund
Semiannual Report to Shareholders ▪ September 30, 2010

2	Letters to Shareholders
3	Fund Performance
4	Schedule of Investments
6	Financial Statements
9	Financial Highlights
12	Notes to Financial Statements
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Agreements
22	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs. First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
2	Invesco Van Kampen Utility Fund

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/10 to 9/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.92%

Class B Shares	5.48

Class C Shares	5.48

Class Y Shares	6.00

S&P 500 Index▼ (Broad Market Index)	-1.40

S&P 500 Utilities Index▼ (Style-Specific Index)	8.14

▼ Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The S&P 500 Utilities Index is an unmanaged index considered representative of the utilities market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 9/30/10, including maximum applicable sales charges

Class A Shares

Inception (7/28/93)	6.17%

10 Years	0.04

5 Years	-0.74

1 Year	0.56

Class B Shares

Inception (7/28/93)	6.14%

10 Years	0.00

5 Years	-0.72

1 Year	0.58

Class C Shares

Inception (8/13/93)	5.66%

10 Years	-0.15

5 Years	-0.37

1 Year	4.58

Class Y Shares

Inception (1/14/09)	9.14%

1 Year	6.62

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Utility Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Utility Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.32%, 2.07%, 2.07% and 1.07%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.45%, 2.20%, 2.20% and 1.20%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

3	Invesco Van Kampen Utility Fund

Schedule of Investments

September 30, 2010
(Unaudited)

	Number of
Description	Shares	Value

Common Stocks–93.9%
Alternative Carriers–0.2%
Colt Group SA (Luxembourg)(a)	111,278	$206,796

Construction & Engineering–0.3%
Okumura Corp. (Japan)	98,000	332,223

Electric Utilities–46.9%
American Electric Power Co., Inc.	162,514	5,887,882

Duke Energy Corp.	182,053	3,224,159

Edison International, Inc.	106,846	3,674,434

Entergy Corp.	38,510	2,947,170

Exelon Corp.	133,897	5,701,334

FirstEnergy Corp.	91,652	3,532,268

Hokkaido Electric Power Co., Inc. (Japan)	104,000	2,070,532

NextEra Energy, Inc.	34,118	1,855,678

Northeast Utilities	30,376	898,218

Pinnacle West Capital Corp.	18,405	759,574

Portland General Electric Co.	180,334	3,657,174

PPL Corp.	218,963	5,962,363

Progress Energy, Inc.	119,873	5,324,759

Southern Co.	211,606	7,880,207

		53,375,752

Gas Utilities–1.4%
Atmos Energy Corp.	20,292	593,541

ONEOK, Inc.	7,085	319,108

UGI Corp.	25,037	716,309

		1,628,958

Highways & Railtracks–0.3%
Zhejiang Expressway Co., Ltd., Class H (China)	402,860	379,298

Independent Power Producers & Energy Traders–8.2%
Calpine Corp.(a)	170,584	2,123,771

Constellation Energy Group, Inc.	71,604	2,308,513

Drax Group PLC (United Kingdom)	243,174	1,466,090

NRG Energy, Inc.(a)	162,958	3,392,785

		9,291,159

Integrated Telecommunication Services–4.6%
AT&T, Inc.	51,819	1,482,023

Qwest Communications International, Inc.	198,449	1,244,275

Verizon Communications, Inc.	77,713	2,532,667

		5,258,965

Multi-Utilities–29.4%
CMS Energy Corp.	71,599	1,290,214

Consolidated Edison, Inc.	78,526	3,786,524

Dominion Resources, Inc.	118,662	5,180,783

DTE Energy Co.	92,468	4,247,055

National Grid PLC (United Kingdom)	554,042	4,699,859

NiSource, Inc.	211,521	3,680,465

PG&E Corp.	65,765	2,987,046

Public Service Enterprise Group, Inc.	115,022	3,804,928

Sempra Energy	18,063	971,790

TECO Energy, Inc.	13,951	241,631

Xcel Energy, Inc.	114,751	2,635,831

		33,526,126

Oil & Gas Storage & Transportation–1.1%
Southern Union Co.	53,124	1,278,163

Semiconductors–1.5%
JA Solar Holdings Co., Ltd.–ADR (Cayman Islands)(a)	185,681	1,732,404

Total Common Stocks–93.9%		107,009,844

Preferred Stocks–1.3%
Integrated Telecommunication Services–1.3%
Tele Norte Leste Participacoes SA (Brazil)	103,482	1,480,062

Total Long-Term Investments–95.2% (Cost $104,578,568)		108,489,906

Money Market Funds–4.8%
Liquid Assets Portfolio–Institutional Class(b)	2,715,603	2,715,603

Premier Portfolio–Institutional Class(b)	2,715,603	2,715,603

Total Money Market Funds–4.8%		5,431,206

TOTAL INVESTMENTS–100.0% (Cost $110,009,774)		113,921,112

OTHER ASSETS IN EXCESS OF LIABILITIES–0.0%		18,925

NET ASSETS–100.0%		$113,940,037

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Utility Fund

Percentages are calculated as a percentage of net assets.

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of September 30, 2010

Utilities	87.0%

Telecommunication Services	6.1

Industrials	2.1

Money Market Funds Plus Other Assets Less Liabilities	4.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Utility Fund

Statement of Assets and Liabilities

September 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $104,578,568)	$108,489,906

Investments in affiliated money market funds, at value and cost	5,431,206

Cash	64,219

Receivables:
Dividends	399,422

Fund shares sold	72,514

Other	3,447

Total assets	114,460,714

Liabilities:
Payables:
Fund shares repurchased	277,161

Distributor and affiliates	87,940

Accrued expenses	155,576

Total liabilities	520,677

Net Assets	$113,940,037

Net assets consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$124,242,005

Net unrealized appreciation	3,911,540

Accumulated undistributed net investment income	318,186

Accumulated net realized gain (loss)	(14,531,694)

Net Assets	$113,940,037

Maximum Offering Price Per Share:

Class A Shares:
Net asset value and redemption price per share (Based on net assets of $94,651,776 and 5,456,044 shares of beneficial interest issued and outstanding)	$17.35

Maximum sales charge (5.50% of offering price)	1.01

Maximum offering price to public	$18.36

Class B Shares:
Net asset value and offering price per share (Based on net assets of $10,547,446 and 611,124 shares of beneficial interest issued and outstanding)	$17.26

Class C Shares:
Net asset value and offering price per share (Based on net assets of $8,552,223 and 495,704 shares of beneficial interest issued and outstanding)	$17.25

Class Y Shares:
Net asset value and offering price per share (Based on net assets of $188,592 and 10,874 shares of beneficial interest issued and outstanding)	$17.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Utility Fund

Statement of Operations

For the Six Months Ended September 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $16,012)	$2,210,288

Dividends from affiliated money market funds	2,660

Interest	165

Income from securities loaned	189

Total income	2,213,302

Expenses:
Investment advisory fee	372,311

Distribution fees
Class A	118,230

Class B	56,223

Class C	41,280

Transfer agent fees	154,421

Administrative services fees	27,633

Professional fees	25,315

Custody	22,692

Registration fees	20,193

Reports to shareholders	11,535

Trustees’ and officers’ fees and benefits	9,932

Other	9,957

Total expenses	869,722

Expense reduction	12,847

Net expenses	856,875

Net investment income	1,356,427

Realized and unrealized gain/loss:
Realized gain (loss):
Investments	(5,771,642)

Foreign currency transactions	256,232

Net realized gain (loss)	(5,515,410)

Unrealized appreciation (depreciation):
Beginning of the period	(6,605,331)

End of the period:
Investments	3,911,338

Foreign currency translation	202

3,911,540

Net unrealized appreciation during the period	10,516,871

Net realized and unrealized gain	5,001,461

Net increase in net assets from operations	$6,357,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Utility Fund

Statements of Changes in Net Assets

(Unaudited)

	For the
	six months	For the
	ended	year ended
	September 30,	March 31,
	2010	2010

From investment activities:
Operations:
Net investment income	$1,356,427	$4,040,129

Net realized gain (loss)	(5,515,410)	6,623,344

Net unrealized appreciation during the period	10,516,871	10,019,830

Change in net assets from operations	6,357,888	20,683,303

Distributions from net investment income:
Class A shares	(1,773,539)	(3,394,031)

Class B shares	(166,434)	(382,584)

Class C shares	(125,525)	(246,410)

Class Y shares	(9,970)	(10,897)

Total distributions	(2,075,468)	(4,033,922)

Net change in net assets from investment activities	4,282,420	16,649,381

From capital transactions:
Proceeds from shares sold	5,126,737	13,011,988

Net asset value of shares issued through dividend reinvestment	1,893,136	3,701,876

Cost of shares repurchased	(16,595,905)	(34,986,729)

Net change in net assets from capital transactions	(9,576,032)	(18,272,865)

Total increase (decrease) in net assets	(5,293,612)	(1,623,484)

Net assets:
Beginning of the period	119,233,649	120,857,133

End of the period (Including accumulated undistributed net investment income of $318,186 and $1,037,227, respectively)	$113,940,037	$119,233,649

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Utility Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
	Six months
	ended
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$16.70		$14.63		$22.87		$23.86		$18.90		$17.15

Net investment income(a)	0.21		0.55		0.45		0.40		0.31		0.33

Net realized and unrealized gain (loss)	0.76		2.09		(7.79)		(1.03)		5.15		1.94

Total from investment operations	0.97		2.64		(7.34)		(0.63)		5.46		2.27

Less
Distributions from net investment income	0.32		0.57		0.36		0.36		0.50		0.52

Distributions from net realized gain	-0-		-0-		0.54		-0-		-0-		-0-

Total distributions	0.32		0.57		0.90		0.36		0.50		0.52

Net asset value, end of the period	$17.35		$16.70		$14.63		$22.87		$23.86		$18.90

Total return*	5.92	%(b)	18.05	%(c)	(32.56	)%(c)	(2.71	)%(c)	29.30	%(c)	13.24	%(c)

Net assets at end of the period (in millions)	$94.7		$97.5		$94.5		$156.1		$159.7		$130.2

Ratio of expenses to average net assets*	1.37	%(d)	1.45%		1.32%		1.21%		1.27%		1.30%

Ratio of net investment income to average net assets*	2.50	%(d)	3.37%		2.29%		1.65%		1.50%		1.74%

Portfolio turnover(e)	89%		325%		120%		36%		30%		46%

* If certain expenses had not been voluntarily waived by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.39	%(d)	N/A		N/A		N/A		N/A		N/A

Ratio of net investment income to average net assets	2.48	%(d)	N/A		N/A		N/A		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $94,325.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for period less than one year, if applicable.
N/A = Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Utility Fund

Financial Highlights—Continued

(Unaudited)

	Class B Shares
	Six months
	ended
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$16.62		$14.56		$22.77		$23.76		$18.85		$17.13

Net investment income(a)	0.14		0.43		.28		.22		.15		.18

Net realized and unrealized gain (loss)	0.76		2.08		(7.73)		(1.03)		5.14		1.94

Total from investment operations	0.90		2.51		(7.45)		(0.81)		5.29		2.12

Less
Distributions from net investment income	0.26		0.45		0.22		0.18		0.38		0.40

Distributions from net realized gain	-0-		-0-		0.54		-0-		-0-		-0-

Total distributions	0.26		0.45		0.76		0.18		0.38		0.40

Net asset value, end of the period	$17.26		$16.62		$14.56		$22.77		$23.76		$18.85

Total return*	5.48	%(b)	17.25	%(c)	(33.09	)%(c)	(3.45	)%(c)	28.40	%(c)	12.39	%(c)

Net assets at end of the period (in millions)	$10.5		$12.3		$16.9		$41.1		$47.5		$44.2

Ratio of expenses to average net assets*	2.12	%(d)	2.20%		2.07%		1.96%		2.03%		2.06%

Ratio of net investment income to average net assets*	1.70	%(d)	2.63%		1.42%		0.89%		0.74%		0.99%

Portfolio turnover(e)	89%		325%		120%		36%		30%		46%

* If certain expenses had not been voluntarily waived by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	2.14	%(d)	N/A		N/A		N/A		N/A		N/A

Ratio of net investment income to average net assets	1.68	%(d)	N/A		N/A		N/A		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11,214.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for period less than one year, if applicable.
N/A = Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Utility Fund

Financial Highlights—Continued

(Unaudited)

	Class C Shares
	Six months
	ended
	September 30,		Year Ended March 31,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$16.61		$14.56		$22.76		$23.75		$18.85		$17.13

Net investment income(a)	0.15		0.43		0.30		0.22		0.15		0.18

Net realized and unrealized gain (loss)	0.75		2.07		(7.74)		(1.03)		5.13		1.94

Total from investment operations	0.90		2.50		(7.44)		(0.81)		5.28		2.12

Less
Distributions from net investment income	0.26		0.45		0.22		0.18		0.38		0.40

Distributions from net realized gain	-0-		-0-		0.54		-0-		-0-		-0-

Total distributions	0.26		0.45		0.76		0.18		0.38		0.40

Net asset value, end of the period	$17.25		$16.61		$14.56		$22.76		$23.75		$18.85

Total return*	5.48	%(b)	17.18	%(c)	(33.06	)%(c)	(3.46	)%(c)	28.34	%(c)	12.39	%(c)

Net assets at end of the period (in millions)	$8.6		$8.6		$9.4		$16.8		$17.0		$15.0

Ratio of expenses to average net assets*	2.12	%(d)	2.20%		2.07%		1.96%		2.03%		2.06%

Ratio of net investment income to average net assets*	1.74	%(d)	2.63%		1.51%		0.89%		0.74%		0.99%

Portfolio turnover(e)	89%		325%		120%		36%		30%		46%

* If certain expenses had not been voluntarily waived by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	2.14	%(d)	N/A		N/A		N/A		N/A		N/A

Ratio of net investment income to average net assets	1.72	%(d)	N/A		N/A		N/A		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $8,233.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for period less than one year, if applicable.
N/A = Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Utility Fund

Financial Highlights—Continued

(Unaudited)

	Class Y Sharesˆ
	Six months				January 14, 2009
	ended				(Commencement of
	September 30,		Year Ended		Operations) to
	2010		March 31, 2010		March 31, 2009

Net asset value, beginning of the period	$16.70		$14.62		$15.92

Net investment income(a)	0.21		0.57		0.15

Net realized and unrealized gain (loss)	0.77		2.12		(1.35)

Total from investment operations	0.98		2.69		(1.20)

Less distributions from net investment income	0.34		0.61		0.10

Net asset value, end of the period	$17.34		$16.70		$14.62

Total return*	6.00	%(b)	18.42	%(c)	(7.48	)%(c)*

Net assets at end of the period (in thousands)	$188.6		$784.7		$8.7

Ratio of expenses to average net assets*	1.12	%(d)	1.20%		1.19%

Ratio of net investment income to average net assets*	2.47	%(d)	3.38%		4.64%

Portfolio turnover(e)	89%		325%		120%

* If certain expenses had not been voluntarily waived by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.13	%(d)	N/A		N/A

Ratio of net investment income to average net assets	2.46	%(d)	N/A		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $471.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for period less than one year, if applicable.
*  Non-Annualized
N/A = Not Applicable

ˆ	On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.

Notes to Financial Statements

September 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Utility Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds), formerly AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Utility Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek to provide its shareholders with capital appreciation and current income.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

12        Invesco Van Kampen Utility Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

13        Invesco Van Kampen Utility Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
Government regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund’s holdings.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

14        Invesco Van Kampen Utility Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.65%

Next $500 million	0.60%

Over $1 billion	0.55%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee of $127,254 to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s). Prior to the Reorganization, Morgan Stanley Investment Management Limited served as sub-adviser to the Acquired Fund.
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.32%, 2.07%, 2.07%, and 1.07%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. For the period ended September 30, 2010, the Adviser waived advisory fees of $11,458 under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the period ended September 30, 2010, the Adviser waived advisory fees of $1,389.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. (“VKII”) provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $4,636 to VKII. For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Fund.
  Prior to the Reorganization, under a legal services agreement, VKII provided legal services to the Acquired Fund. Pursuant to such agreement, the Acquired Fund paid $4,323 to VKII.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Pursuant to such agreement, for the period ended September 30, 2010, IIS was paid $101,452 for providing such services. Prior to the Reorganization, the Acquired Fund paid $31,192 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. (“VKFI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $73,949 to VKFI.
  For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to September 30, 2010, IDI advised the Fund that IDI retained $3,253 in front-end sales commissions from the sale of Class A shares and $38, $8,597 and $384 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. Prior

15        Invesco Van Kampen Utility Fund

to the Reorganization, VKFI retained $2,970 in front-end sales commissions from the sale of Class A shares and $4,568, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Investments in an Asset Position
Equity Securities	$104,766,314	$9,154,798	$—	$113,921,112

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended September 30, 2010, the Fund paid legal fees of $200 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expense of $1,899 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

16        Invesco Van Kampen Utility Fund

  The Fund had a capital loss carryforward as of March 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2017	$2,855,517

March 31, 2018	4,918,631

Total capital loss carryforward	$7,774,148

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2010 was $98,564,818 and $114,420,765, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,521,646

Aggregate unrealized (depreciation) of investment securities	(2,859,398)

Net unrealized appreciation of investment securities	$2,662,248

Cost of investments for tax purposes is $111,258,864.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended				The year ended
	September 30, 2010(a)				March 31, 2010
	Shares		Amount		Shares	Amount

Sales:
Class A	222,340	(b)	$3,741,679	(b)	598,187	$9,814,477

Class B	34,565		580,115		86,756	1,414,720

Class C	43,831		735,226		49,672	820,132

Class Y	4,205		69,717		55,032	962,659

Total Sales	304,941		5,126,737		789,647	13,011,988

Dividend reinvestment:
Class A	99,012		1,628,155		187,142	3,131,732

Class B	9,572		156,464		21,638	360,459

Class C	6,521		106,773		12,432	207,385

Class Y	106		1,744		137	2,300

Total dividend reinvestment	115,211		1,893,136		221,349	3,701,876

Repurchases:
Class A	(703,254)		(11,802,897)		(1,408,644)	(23,156,466)

Class B	(174,904	)(b)	(2,923,618	)(b)	(528,192)	(8,566,019)

Class C	(72,354)		(1,213,808)		(190,192)	(3,116,400)

Class Y	(40,436)		(655,582)		(8,765)	(147,844)

Total repurchases	(990,948)		$(16,595,905)		(2,135,793)	$(34,986,729)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 48,750 Class B shares into 48,470 Class A shares at a value of $827,182.

Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

17        Invesco Van Kampen Utility Fund

NOTE 9—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 10—Subsequent Event

Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Utilities Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

18        Invesco Van Kampen Utility Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/10)	(09/30/10)[1]	Period[2]	(09/30/10)	Period[2]	Ratio
A	$1,000.00	$1,059.22	$7.07	$1,018.20	$6.93	1.37%

B	1,000.00	1,054.80	10.92	1,014.44	10.71	2.12

C	1,000.00	1,054.82	10.92	1,014.44	10.71	2.12

Y	1,000.00	1,059.95	5.78	1,019.45	5.67	1.12

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2010 through September 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

19        Invesco Van Kampen Utility Fund

Approval of Investment Advisory and Sub-advisory Agreements

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen Utility Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the

20        Invesco Van Kampen Utility Fund

terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

21        Invesco Van Kampen Utility Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Utility Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	4,238,200	138,541	245,898	0

22        Invesco Van Kampen Utility Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-UTL-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Value Opportunities Fund

Semiannual Report to Shareholders ▪ September 30, 2010

2	Letters to Shareholders
3	Fund Performance
4	Schedule of Investments
6	Financial Statements
9	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Agreements
21	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
2	Invesco Van Kampen Value Opportunities Fund

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/10 to 9/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.57%

Class B Shares	-2.96

Class C Shares	-2.96

Class Y Shares	-2.57

S&P 500 Index▼ (Broad Market Index)	-1.40

Russell 1000 Value Index▼ (Style-Specific Index)	-2.14

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 9/30/10, including maximum applicable sales charges

Class A Shares

Inception (6/25/01)	1.30%

5 Years	-2.43

1 Year	1.90

Class B Shares

Inception (6/25/01)	1.26%

5 Years	-2.39

1 Year	2.03

Class C Shares

Inception (6/25/01)	1.16%

5 Years	-2.06

1 Year	6.03

Class Y Shares

Inception (3/23/05)	-0.68%

5 Years	-1.11

1 Year	8.01

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Value Opportunities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Value Opportunities Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of
Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.41%, 2.16%, 2.16% and 1.16%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.45%, 2.20%, 2.20% and 1.20%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

3	Invesco Van Kampen Value Opportunities Fund

Schedule of Investments

September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks–99.0%
Advertising–4.5%
Omnicom Group, Inc.	70,205	$2,771,693

Aerospace & Defense–2.1%
Honeywell International, Inc.	29,468	1,294,824

Apparel Retail–1.3%
TJX Cos., Inc.	17,400	776,562

Asset Management & Custody Banks–1.9%
Bank of New York Mellon Corp.	44,850	1,171,930

Brewers–3.6%
Molson Coors Brewing Co., Class B	47,063	2,222,315

Broadcasting & Cable TV–2.6%
Comcast Corp., Class A	89,209	1,612,899

Broadcasting–Diversified–3.1%
Time Warner Cable, Inc.	35,570	1,920,424

Casinos & Gaming–1.3%
International Game Technology	56,910	822,349

Computer Hardware–4.4%
Dell, Inc.(a)	61,473	796,690

Hewlett-Packard Co.	46,070	1,938,165

		2,734,855

Data Processing & Outsourced Services–1.5%
Western Union Co.	51,182	904,386

Department Stores–2.2%
Macy’s, Inc.	59,109	1,364,827

Diversified Banks–5.0%
Comerica, Inc.	21,564	801,103

U.S. Bancorp	38,255	827,073

Wells Fargo & Co.	59,184	1,487,294

		3,115,470

General Merchandise Stores–1.4%
Target Corp.	16,336	872,996

Household Products–2.4%
Procter & Gamble Co.	25,071	1,503,508

Hypermarkets & Super Centers–3.1%
Wal-Mart Stores, Inc.	35,588	1,904,670

Industrial Conglomerates–2.7%
General Electric Co.	52,709	856,521

Tyco International Ltd. (Switzerland)	21,640	794,837

		1,651,358

Industrial Machinery–2.8%
Illinois Tool Works, Inc.	36,663	1,723,894

Integrated Oil & Gas–10.7%
Chevron Corp.	22,444	1,819,086

Exxon Mobil Corp.	21,171	1,308,156

Petroleo Brasileiro SA–ADR (Brazil)	35,915	1,302,637

Royal Dutch Shell PLC–ADR (United Kingdom)	36,109	2,177,373

		6,607,252

Internet Software & Services–1.7%
eBay, Inc.(a)	43,604	1,063,938

Investment Banking & Brokerage–2.6%
Goldman Sachs Group, Inc.	5,889	851,432

Morgan Stanley	31,565	779,024

		1,630,456

Life & Health Insurance–3.0%
MetLife, Inc.	25,609	984,666

Torchmark Corp.	15,833	841,366

		1,826,032

Managed Health Care–1.5%
UnitedHealth Group, Inc.	26,709	937,753

Movies & Entertainment–2.0%
Time Warner, Inc.	41,237	1,263,914

Oil & Gas Drilling–2.1%
Noble Corp. (Switzerland)	37,792	1,276,992

Other Diversified Financial Services–6.5%
Bank of America Corp.	127,006	1,665,049

JPMorgan Chase & Co.	62,478	2,378,537

		4,043,586

Packaged Foods & Meats–2.2%
Kraft Foods, Inc., Class A	43,154	1,331,732

Pharmaceuticals–3.9%
Bristol-Myers Squibb Co.	42,643	1,156,052

Pfizer, Inc.	74,757	1,283,577

		2,439,629

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Value Opportunities Fund

	Shares	Value

Property & Casualty Insurance–11.5%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	23,577	$1,334,223

Aspen Insurance Holdings Ltd. (Bermuda)	42,863	1,297,892

Chubb Corp.	50,092	2,854,743

Travelers Cos., Inc.	31,454	1,638,753

		7,125,611

Semiconductors–1.7%
Intel Corp.	53,198	1,022,998

Soft Drinks–1.2%
Coca-Cola Co.	12,644	739,927

Steel–1.3%
POSCO–ADR (Republic of Korea (South Korea))	7,236	824,759

Wireless Telecommunication Services–1.2%
Vodafone Group PLC–ADR (United Kingdom)	29,452	730,704

Total Common Stocks–99.0% (Cost $64,995,074)		61,234,243

Money Market Funds
Liquid Assets Portfolio–Institutional Class(b)	395,488	395,488

Premier Portfolio–Institutional Class(b)	395,488	395,488

Total Money Market Funds–1.3% (Cost $790,976)		790,976

TOTAL INVESTMENTS–100.3% (Cost $65,786,050)		62,025,219

LIABILITIES IN EXCESS OF OTHER ASSETS–(0.3%)		(188,312)

NET ASSETS–100.0%		$61,836,907

Percentages are calculated as a percentage of net assets.

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector based on Net Assets
as of September 30, 2010

Financials	30.6%

Consumer Discretionary	18.4

Energy	12.8

Consumer Staples	12.4

Information Technology	9.2

Industrials	7.6

Health Care	5.5

Materials	1.3

Telecommunication Services	1.2

Money Market Funds Less Liabilities in Excess of Other Assets	1.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Value Opportunities Fund

Statement of Assets and Liabilities

September 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $64,995,074)	$61,234,243

Investments in affiliated money market, at value and cost	790,976

Total investments, at value (Cost $65,786,050)	62,025,219

Cash	41,871

Receivables:
Dividends	113,906

Fund shares sold	15,553

Other	1,397

Total assets	62,197,946

Liabilities:
Payables:
Fund shares repurchased	196,784

Distributor and affiliates	55,489

Accrued expenses	108,482

Trustees’ deferred compensation and retirement plans	284

Total liabilities	361,039

Net assets	$61,836,907

Net assets consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$126,947,534

Accumulated undistributed net investment income	403,756

Net unrealized appreciation (depreciation)	(3,760,831)

Accumulated net realized gain (loss)	(61,753,552)

Net assets	$61,836,907

Maximum offering price per share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $43,702,777 and 5,012,714 shares of beneficial interest issued and outstanding)	$8.72

Maximum sales charge (5.50% of offering price)	0.51

Maximum offering price to public	$9.23

Class B Shares:
Net asset value and offering price per share (Based on net assets of $7,504,304 and 879,722 shares of beneficial interest issued and outstanding)	$8.53

Class C Shares:
Net asset value and offering price per share (Based on net assets of $7,906,594 and 928,549 shares of beneficial interest issued and outstanding)	$8.51

Class Y Shares:
Net asset value and offering price per share (Based on net assets of $2,723,232 and 312,577 shares of beneficial interest issued and outstanding)	$8.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Value Opportunities Fund

Statement of Operations

For the six months ended September 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $12,502)	$1,051,232

Dividends from affiliated money market funds	1,366

Interest	2,726

Total income	1,055,324

Expenses:
Investment advisory fee	368,004

Distribution fees:
Class A	59,589

Class B	39,214

Class C	38,344

Transfer agent fees	81,738

Registration fees	29,069

Administrative services fees	26,466

Reports to shareholders	26,047

Professional fees	20,618

Trustees’ and officers’ fees and benefits	11,915

Custody	6,161

Other	7,374

Total expenses	714,539

Expense reduction	2,263

Net expenses	712,276

Net investment income	343,048

Realized and unrealized gain (loss):
Net realized gain	2,361,378

Unrealized appreciation (depreciation):
Beginning of the period	3,591,809

End of the period	(3,760,831)

Net unrealized appreciation (depreciation) during the period	(7,352,640)

Net realized and unrealized gain (loss)	(4,991,262)

Net increase (decrease) in net assets from operations	$(4,648,214)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Value Opportunities Fund

Statements of Changes in Net Assets

(Unaudited)

	For the six months	For the year
	ended	ended
	September 30,	March 31,
	2010	2010

From investment activities:
Operations:
Net investment income	$343,048	$803,475

Net realized gain	2,361,378	2,996,275

Net unrealized appreciation (depreciation) during the period	(7,352,640)	44,908,018

Change in net assets from operations	(4,648,214)	48,707,768

Distributions from net investment income:
Class A Shares	-0-	(459,248)

Class C Shares	-0-	(23,017)

Class Y Shares	-0-	(509,224)

Total distributions	-0-	(991,489)

Net change in net assets from investment activities	(4,648,214)	47,716,279

From capital transactions:
Proceeds from shares sold	12,389,678	30,790,649

Net asset value of shares issued through dividend reinvestment	-0-	974,589

Cost of shares repurchased	(68,329,028)	(52,925,364)

Net change in net assets from capital transactions	(55,939,350)	(21,160,126)

Total increase (decrease) in net assets	(60,587,564)	26,556,153

Net assets:
Beginning of the period	122,424,471	95,868,318

End of the period (Including accumulated undistributed net investment income of $403,756 and $60,708, respectively)	$61,836,907	$122,424,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Value Opportunities Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six months
	ended		Class A shares
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$8.95		$5.84		$9.77		$13.11		$12.45		$12.24

Net investment income(a)	0.04		0.06		0.09		0.09		0.13		0.10

Net realized and unrealized gain (loss)	(0.27)		3.12		(3.94)		(2.29)		1.47		1.22

Total from investment operations	(0.23)		3.18		(3.85)		(2.20)		1.60		1.32

Less:
Distributions from net investment income	-0-		0.07		0.08		0.07		0.13		0.07

Distributions from net realized gain	-0-		-0-		-0-		1.07		0.81		1.04

Total distributions	-0-		0.07		0.08		1.14		0.94		1.11

Net asset value, end of the period	$8.72		$8.95		$5.84		$9.77		$13.11		$12.45

Total return	(2.57	)%(b)	54.55	%(c)	(39.47	)%(c)	(18.06	)%(c)	13.02	%(c)	11.11	%(c)

Net assets at end of the period (in millions)	$43.7		$54.0		$43.2		$112.1		$206.3		$171.7

Ratio of expenses to average net assets	1.42	%(d)	1.44%		1.41%		1.28%		1.28%		1.38%

Ratio of net investment income to average net assets	0.85	%(d)	0.72%		1.11%		0.69%		1.05%		0.80%

Portfolio turnover(e)	65%		13%		34%		54%		60%		56%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $47,541.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Value Opportunities Fund

Financial Highlights—(continued)

(Unaudited)

	Six months
	ended		Class B shares
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$8.79		$5.73		$9.54		$12.85		$12.22		$12.07

Net investment income (loss)(a)	-0-		(0.00	)(b)	0.03		(0.01)		0.04		0.01

Net realized and unrealized gain (loss)	(0.26)		3.06		(3.84)		(2.23)		1.44		1.18

Total from investment operations	(0.26)		3.06		(3.81)		(2.24)		1.48		1.19

Less:
Distributions from net investment income	-0-		-0-		-0-		-0-		0.04		-0-

Distributions from net realized gain	-0-		-0-		-0-		1.07		0.81		1.04

Total distributions	-0-		-0-		-0-		1.07		0.85		1.04

Net asset value, end of the period	$8.53		$8.79		$5.73		$9.54		$12.85		$12.22

Total return	(2.96	)%(c)	53.40	%(d)	(39.94	)%(d)	(18.70	)%(d)	12.24	%(d)	10.18	%(d)

Net assets at end of the period (in millions)	$7.5		$8.6		$9.1		$24.6		$34.4		$35.5

Ratio of expenses to average net assets	2.17	%(e)	2.19%		2.17%		2.04%		2.04%		2.13%

Ratio of net investment income (loss) to average net assets	0.10	%(e)	(0.03%)		0.34%		(0.05%)		0.30%		0.05%

Portfolio turnover(f)	65%		13%		34%		54%		60%		56%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC charge of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $7,821.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Value Opportunities Fund

Financial Highlights—(continued)

(Unaudited)

	Six months
	ended		Class C shares
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$8.77		$5.73		$9.55		$12.86		$12.22		$12.07

Net investment income (loss)(a)	0.01		(0.00	)(b)	0.03		(0.00	)(b)	0.04		0.01

Net realized and unrealized gain (loss)	(0.27)		3.06		(3.84)		(2.24)		1.44		1.18

Total from investment operations	(0.26)		3.06		(3.81)		(2.24)		1.48		1.19

Less:
Distributions from net investment income	-0-		0.02		0.01		-0-		0.03		-0-

Distributions from net realized gain	-0-		-0-		-0-		1.07		0.81		1.04

Total distributions	-0-		0.02		0.01		1.07		0.84		1.04

Net asset value, end of the period	$8.51		$8.77		$5.73		$9.55		$12.86		$12.22

Total return	(2.96	)%(c)(d)	53.42	%(e)(f)	(39.90	)%(e)(f)	(18.69	)%(e)(f)	12.24	%(e)	10.18	%(e)

Net assets at end of the period (in millions)	$7.9		$9.3		$7.8		$19.1		$30.5		$27.5

Ratio of expenses to average net assets	2.09	%(d)(g)	2.18	%(f)	2.10	%(f)	2.03	%(f)	2.04%		2.13%

Ratio of net investment income (loss) to average net assets	0.18	%(d)(g)	(0.02	%)(f)	0.43	%(f)	(0.04	%)(f)	0.29%		0.05%

Portfolio turnover(h)	65%		13%		34%		54%		60%		56%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets reflect actual Rule 12b-1 fees of 0.92%.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC charge of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets reflect actual 12b-1 fees of less than 1%.
(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $8,356.
(h)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Value Opportunities Fund

Financial Highlights—(continued)

(Unaudited)

	Six months
	ended		Class Y shares
	September 30,		Year ended March 31,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$8.94		$5.83		$9.77		$13.13		$12.46		$12.24

Net investment income(a)	0.03		0.07		0.11		0.11		0.17		0.13

Net realized and unrealized gain (loss)	(0.26)		3.13		(3.94)		(2.28)		1.46		1.21

Total from investment operations	(0.23)		3.20		(3.83)		(2.17)		1.63		1.34

Less:
Distributions from net investment income	-0-		0.09		0.11		0.12		0.15		0.08

Distributions from net realized gain	-0-		-0-		-0-		1.07		0.81		1.04

Total distributions	-0-		0.09		0.11		1.19		0.96		1.12

Net asset value, end of the period	$8.71		$8.94		$5.83		$9.77		$13.13		$12.46

Total return	(2.57	)%(b)	54.98	%(c)	(39.30	)%(c)	(17.91	)%(c)	13.28	%(c)	11.33	%(c)

Net assets at end of the period (in millions)	$2.7		$50.5		$35.8		$50.8		$0.2		$3.0

Ratio of expenses to average net assets	1.17	%(d)	1.19	%(e)	1.17	%(e)	1.07	%(e)	1.08	%(e)	1.13	%(e)

Ratio of net investment income to average net assets	0.76	%(d)	0.96%		1.41%		1.03%		1.39%		1.02%

Portfolio turnover(f)	65%		13%		34%		54%		60%		56%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $34,148.
(e)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the year ended March 31, 2008.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.

Notes to Financial Statements

September 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Value Opportunities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds), formerly AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Value Opportunities Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek capital growth and income.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

12        Invesco Van Kampen Value Opportunities Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

13        Invesco Van Kampen Value Opportunities Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.75%

Next $500 million	0.70%

Over $1 billion	0.65%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee of $149,843 to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.41%, 2.16%, 2.16%, and 1.16%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the period ended September 30, 2010, the Adviser waived advisory fees of $2,263.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. (“VKII”) provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $5,178 to VKII. For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Fund.
  Prior to the Reorganization, under a legal services agreement, VKII provided legal services to the Acquired Fund. Pursuant to such agreement, the Acquired Fund paid $4,933 to VKII.

14        Invesco Van Kampen Value Opportunities Fund

  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Pursuant to such agreement, for the period ended September 30, 2010, IIS was paid $58,104 for providing such services. Prior to the Reorganization, the Acquired Fund paid $5,588 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. (“VKFI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $49,915 to VKFI.
  For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to September 30, 2010, IDI advised the Fund that IDI retained $2,164 in front-end sales commissions from the sale of Class A shares and $145, $3,887 and $217 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. Prior to the Reorganization, VKFI retained $2,090 in front-end sales commissions from the sale of Class A shares and $1,994, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$62,025,219	$-0-	$-0-	$62,025,219

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended September 30, 2010, the Fund paid legal fees of $201 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expense of $801 representing

15        Invesco Van Kampen Value Opportunities Fund

legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of March 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2017	$50,295,653

March 31, 2018	13,630,436

Total capital loss carryforward	$63,926,089

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2010 was $57,261,035 and $103,846,713, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,149,819

Aggregate unrealized (depreciation) of investment securities	(8,099,491)

Net unrealized appreciation (depreciation) of investment securities	$(3,949,672)

Cost of investments for tax purposes is $65,974,891.

16        Invesco Van Kampen Value Opportunities Fund

NOTE 8—Share Information

	For the				For the
	Six Months Ended				Year Ended
	September 30, 2010(a)				March 31, 2010
	Shares		Value		Shares	Value

Sales:
Class A	236,103	(b)	$2,052,670	(b)	948,562	$7,100,530

Class B	27,181		232,390		114,806	839,372

Class C	42,491		363,857		140,769	1,072,803

Class Y	1,152,080		9,740,761		2,880,210	21,777,944

Total sales	1,457,855		12,389,678		4,084,347	30,790,649

Dividend reinvestment:
Class A	-0-		-0-		53,177	447,219

Class B	-0-		-0-		-0-	-0-

Class C	-0-		-0-		2,643	21,832

Class Y	-0-		-0-		60,255	505,538

Total dividend reinvestment	-0-		-0-		116,075	974,589

Repurchases:
Class A	(1,252,336)		(10,664,452)		(2,367,265)	(18,314,870)

Class B	(128,708	)(b)	(1,084,553	)(b)	(721,305)	(5,275,163)

Class C	(178,036)		(1,499,759)		(438,982)	(3,340,795)

Class Y	(6,484,113)		(55,080,264)		(3,437,230)	(25,994,536)

Total repurchases	(8,043,193)		$(68,329,028)		(6,964,782)	$(52,925,364)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 33,222 Class B Shares into 32,562 Class A Shares at a value of $278,692.

Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

NOTE 9—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Note 10—Subsequent Event

Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Basic Value Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

17        Invesco Van Kampen Value Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/10)	(09/30/10)[1]	Period[2]	(09/30/10)	Period[2]	Ratio[3]
A	$1,000.00	$974.30	$7.03	$1,017.95	$7.18	1.42%

B	1,000.00	970.42	10.72	1,014.19	10.96	2.17

C	1,000.00	970.35	10.32	1,014.59	10.56	2.09

Y	1,000.00	974.27	5.79	1,019.20	5.92	1.17

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2010 through September 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.
[3]	The expense ratio for Class C reflects actual 12b-1 fees of less than 1%.

18        Invesco Van Kampen Value Opportunities Fund

Approval of Investment Advisory and Sub-advisory Agreements

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen Value Opportunities Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the

19        Invesco Van Kampen Value Opportunities Fund

terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

20        Invesco Van Kampen Value Opportunities Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Value Opportunities Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	9,731,346	160,018	244,328	0

21        Invesco Van Kampen Value Opportunities Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-VOPP-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). The Code was amended in June, 2010, to (i) add an individual to Exhibit A and (ii) update the names of certain legal entities. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: December 6, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: December 6, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: December 6, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.